UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08200

BRIDGEWAY FUNDS, INC.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

Date of fiscal year end: June 30

Date of reporting period: July 1, 2007 – September 30, 2007

Item 1.	Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Industry Company	Shares	Value
COMMON STOCKS - 99.72%
Aerospace/Defense - 1.04
Lockheed Martin Corp.	35,900	$3,894,791

Apparel - 10.94%
CROCS, Inc. * +	290,800	19,556,300
Deckers Outdoor Corp. *	85,900	9,431,820
Guess?, Inc.	72,700	3,564,481
Iconix Brand Group, Inc. *	185,600	4,415,424
Warnaco Group, Inc. *	101,200	3,953,884

		40,921,909

Auto Manufacturers - 0.72%
DaimlerChrysler AG	26,800	2,685,360

Auto Parts & Equipment - 2.93%
Cooper Tire & Rubber Co.	448,400	10,940,960

Banks - 1.23%
US Bancorp	141,000	4,586,730

Biotechnology - 3.32%
Invitrogen Corp. *	105,200	8,597,996
Lifecell Corp. *	101,200	3,802,084

		12,400,080

Chemicals - 5.06%
CF Industries Holdings, Inc.	56,300	4,273,733
Potash Corp. of Saskatchewan +	95,100	10,052,070
Terra Industries, Inc. *	146,370	4,575,526

		18,901,329

Commercial Services - 2.66%
Emergency Medical Services Corp. * +	94,300	2,852,575
FTI Consulting, Inc. *	66,400	3,340,584
Sotheby’s	78,400	3,746,736

		9,939,895

Computers - 6.82%
Apple, Inc. *	67,400	10,348,596
EMC Corp. *	129,600	2,695,680
Research In Motion, Ltd. *	94,200	9,283,410
Sigma Designs, Inc. *	65,500	3,159,720

		25,487,406

Diversified Financial Services - 1.86%
Goldman Sachs Group, Inc.	17,900	3,879,646
Merrill Lynch & Co., Inc.	43,300	3,086,424

		6,966,070

Electrical Components & Equipment - 2.17%
Belden, Inc.	71,900	3,372,829
GrafTech International, Ltd. *	265,100	4,729,384

		8,102,213

Electronics - 2.19%
Garmin, Ltd. +	68,500	8,178,900

Engineering and Construction - 4.55%
McDermott International, Inc. *	314,400	17,002,752

Healthcare-Products - 3.75%
Intuitive Surgical, Inc. * +	34,400	7,912,000
Stryker Corp.	37,200	2,557,872
Zimmer Holdings, Inc. *	43,800	3,547,362

		14,017,234

Healthcare-Services - 0.95%
WellCare Health Plans, Inc. *	33,600	3,542,448

Insurance - 1.09%
MetLife, Inc.	58,500	4,079,205

Internet - 2.86%
Amazon.Com, Inc. * +	53,900	5,020,785
Priceline.com, Inc. * +	64,000	5,680,000

		10,700,785

Machinery - Diversified - 2.09%
CNH Global N.V.	128,600	7,811,164

Metal Fabrication - Hardware - 2.81%
Precision Castparts Corp.	44,000	6,511,120
Valmont Industries, Inc.	47,000	3,987,950

		10,499,070

Mining - 3.43%
Freeport-McMoRan Copper & Gold, Inc.	57,200	5,999,708
Southern Copper Corp. +	55,100	6,823,033

		12,822,741

Miscellaneous Manufacturers - 1.44%
Ceradyne, Inc. * +	71,300	5,400,262

Oil & Gas - 2.45%
Holly Corp. +	72,700	4,349,641
Tesoro Corp.	44,800	2,061,696
Western Refining, Inc. +	68,000	2,759,440

		9,170,777

Oil & Gas Services - 3.15%
National Oilwell Varco, Inc. *	48,600	7,022,700
Oceaneering International, Inc. *	62,600	4,745,080

		11,767,780

Packaging & Containers - 4.54%
Owens-Illinois, Inc. *	409,600	16,977,920

Pharmaceuticals - 3.73%
Bristol-Myers Squibb Co.	174,300	5,023,326
Express Scripts, Inc. *	74,000	4,130,680
Gilead Sciences, Inc. *	117,600	4,806,312

		13,960,318

Real Estate - 0.74%
CB Richard Ellis Group, Inc., Class A * +	99,500	2,770,080

Retail - 3.82%
Big Lots, Inc. * +	253,500	7,564,440
Jack in the Box, Inc. *	53,300	3,455,972
Kohl’s Corp. *	56,900	3,262,077

		14,282,489

Savings & Loans - 0.95%
Washington Mutual, Inc.	101,100	3,569,841

Semiconductors - 2.24%
Amkor Technology, Inc. *	60,000	691,200
Varian Semiconductor Equipment Associates, Inc. *	143,700	7,690,824

		8,382,024

Software - 1.82%
Oracle Corp. *	315,200	6,824,080

Telecommunications - 10.92%
AT&T, Inc.	94,097	3,981,244
BT Group PLC - ADR	78,600	4,938,438
Cisco Systems, Inc. *	156,400	5,178,404
CommScope, Inc. *	128,700	6,465,888
Mobile Telesystems OJSC - ADR	39,700	2,751,607
Nokia OYJ - ADR	114,300	4,335,399
Verizon Communications, Inc.	157,000	6,951,960
Vimpel-Communications - ADR	130,000	3,515,200
Vodafone Group PLC - ADR	74,400	2,700,720

		40,818,860

Toys/Games/Hobbies - 0.55%
Mattel, Inc.	87,400	2,050,404

Transportation - 0.90%
Kirby Corp. *	20	883
Tidewater, Inc.	53,400	3,355,656

		3,356,539

TOTAL COMMON STOCKS (Cost $295,777,422)		372,812,416

TOTAL INVESTMENTS (Cost $295,777,422) - 99.72%		372,812,416

Other Assets in Excess of Liabilities - 0.28%		1,060,145

NET ASSETS - 100.00%		$373,872,561

*	Non-Income Producing Security

+	This security or a portion of the security is out on loan at September 30, 2007.

Total loaned securities had a market value of $62,791,284 at September 30, 2007.

ADR	American Depositary Receipt

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Industry / Company	Shares	Value
COMMON STOCKS - 99.53%

Aerospace/Defence - 0.99%
Lockheed Martin Corp.	67,100	$7,279,679

Airlines - 0.64%
China Southern Airlines Co., Ltd. - ADR *	60,700	4,674,507

Apparel - 9.91%
CROCS, Inc. * +	460,800	30,988,800
Deckers Outdoor Corp. *	184,800	20,291,040
Guess?, Inc.	139,800	6,854,394
Iconix Brand Group, Inc. *	302,900	7,205,991
Warnaco Group, Inc. *	188,700	7,372,509

		72,712,734

Auto Manufacturers - 0.68%
DaimlerChrysler AG	49,400	4,949,880

Auto Parts & Equipment - 0.82%
Cooper Tire & Rubber Co.	247,600	6,041,440

Banks - 0.35%
US Bancorp	79,000	2,569,870

Biotechnology - 3.74%
Invitrogen Corp. *	245,500	20,064,715
Lifecell Corp. *	196,700	7,390,019

		27,454,734

Chemicals - 4.77%
CF Industries Holdings, Inc.	109,100	8,281,781
Potash Corp. of Saskatchewan +	159,799	16,890,754
Terra Industries, Inc. *	313,800	9,809,388

		34,981,923

Commercial Services - 1.71%
FTI Consulting, Inc.*	122,300	6,152,913
Sotheby’s	134,400	6,422,976

		12,575,889

Computers - 7.24%
Apple, Inc.*	136,100	20,896,794
EMC Corp. *	238,800	4,967,040
Hewlett-Packard Co.	138,900	6,915,831
Research In Motion, Ltd. *	136,800	13,481,640
Sigma Designs, Inc. *	142,200	6,859,728

		53,121,033

Diversified Financial Services - 2.29%
Goldman Sachs Group, Inc.	34,800	7,542,552
JPMorgan Chase & Co.	114,200	5,232,644
Merrill Lynch & Co., Inc.	56,800	4,048,704

		16,823,900

Electrical Components & Equipment - 1.91%
Belden, Inc.	111,300	5,221,083
GrafTech International, Ltd. *	493,000	8,795,120

		14,016,203

Electronics - 3.00%
Avnet, Inc. *	169,400	6,752,284
Garmin, Ltd. +	127,500	15,223,500

		21,975,784

Engineering & Construction - 3.57%
McDermott International, Inc. *	484,500	26,201,760

Healthcare-Products - 3.44%
Intuitive Surgical, Inc. * +	64,000	14,720,000
Stryker Corp.	61,900	4,256,244
Zimmer Holdings, Inc. *	77,700	6,292,923

		25,269,167

Healthcare - Services - 0.99%
WellCare Health Plans, Inc. *	68,700	7,243,041

Insurance - 1.98%
MetLife, Inc.	114,300	7,970,139
RLI Corp.	115,600	6,556,832

		14,526,971

Internet - 4.95%
Amazon.Com, Inc. * +	290,100	27,022,815
Priceline.com, Inc. * +	104,500	9,274,375

		36,297,190

Iron/Steel - 1.12%
AK Steel Holding Corp. *	187,700	8,249,415

Machinery - Diversified - 1.00%
CNH Global N.V.	120,500	7,319,170

Metal Fabrication - 2.23%
Precision Castparts Corp.	61,300	9,071,174
Valmont Industries, Inc.	86,000	7,297,100

		16,368,274

Mining - 3.85%
Freeport-McMoRan Copper & Gold, Inc.	105,400	11,055,406
Southern Copper Corp. +	139,000	17,212,370

		28,267,776

Miscellaneous Manufacturers - 1.52%
Ceradyne, Inc. * +	146,967	11,131,281

Oil & Gas - 3.11%
Frontier Oil Corp.	192,600	8,019,864
Holly Corp. +	108,700	6,503,521
Tesoro Corp.	69,200	3,184,584
Western Refining, Inc. +	126,000	5,113,080

		22,821,049

Oil & Gas Services - 3.32%
National Oilwell Varco, Inc. *	101,400	14,652,300
Oceaneering International, Inc. *	128,000	9,702,400

		24,354,700

Packaging & Containers - 4.31%
Owens-Illinois, Inc. *	762,300	31,597,335

Pharmaceuticals - 5.16%
Bristol-Myers Squibb Co.	465,500	13,415,710
Express Scripts, Inc. *	137,300	7,664,086
Gilead Sciences, Inc. *	182,000	7,438,340
Pfizer, Inc.	380,400	9,293,172

		37,811,308

Real Estate - 1.46%
CB Richard Ellis Group, Inc., Class A *	175,700	4,891,488
Jones Lang LaSalle, Inc. +	56,900	5,847,044

		10,738,532

Retail - 3.57%
Big Lots, Inc. * +	459,600	13,714,464
Jack in the Box, Inc. *	82,700	5,362,268
Kohl’s Corp. *	124,500	7,137,585

		26,214,317

Savings & Loans - 0.28%
Washington Mutual, Inc.	58,000	2,047,980

Semiconductors - 2.05%
Amkor Technology, Inc.*	60,000	691,200
Varian Semiconductor Equipment Associates, Inc.*	267,800	14,332,656

		15,023,856

Software - 1.37%
Oracle Corp.*	464,500	10,056,425

Telecommunications - 9.74%
AT&T, Inc. +	312,795	13,234,356
BT Group PLC - ADR	116,000	7,288,280
Cisco Systems, Inc. *	324,300	10,737,573
CommScope, Inc. *	247,600	12,439,424
Mobile Telesystems OJSC - ADR	142,400	9,869,744
Nokia OYJ - ADR	232,900	8,833,897
Verizon Communications, Inc.	84,900	3,759,372
Vimpel-Communications - ADR	195,000	5,272,800

		71,435,446

Toys/Games/Hobbies - 0.86%
Mattel, Inc.	267,300	6,270,858

Transportation - 1.60%
Tidewater, Inc. +	186,400	11,713,376

TOTAL COMMON STOCKS (Cost $585,680,609)		730,136,803

	Rate^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 0.67%
Blackrock Temp Cash Liquidity Fund, Institutional Shares #21 (Cost $4,897,243)	5.37%	4,897,243	4,897,243

TOTAL INVESTMENTS (Cost $590,577,852) - 100.20%			$735,034,046

Other Liabilities in Excess of Assets - (0.20%)			(1,483,189)

NET ASSETS - 100.00%			$733,550,857

*	Non Income Producing Security

ADR	American Depository Receipt

+	This security or a portion of the security is out on loan at September 30, 2007.

Total loaned securities had a market value of $143,523,860 at September 30, 2007.

^	Rate disclosed is as of September 30, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY ULTRA SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS - 98.36%
Aerospace/Defence - 1.03%
Herley Industries, Inc. *	91,300	$1,365,848

Apparel - 1.88%
G-III Apparel Group, Ltd. *	119,200	2,347,048
Movie Star, Inc./NY *	57,000	129,390

		2,476,438

Banks - 1.30%
Community Bancorp/NV *	41,800	1,050,852
Green Bancshares, Inc.	18,200	663,390

		1,714,242

Biotechnology - 0.30%
Harvard Bioscience, Inc. *	89,200	401,400

Chemicals - 7.76%
ICO, Inc. *	237,500	3,344,000
KMG Chemicals, Inc.	42,300	1,107,414
Landec Corp. *	107,800	1,666,588
Penford Corp.	109,700	4,135,690

		10,253,692

Commercial Services - 8.52%
CPI Corp.	53,400	2,056,968
Dollar Financial Corp. *	107,200	3,058,416
ICF International, Inc. *	115,800	3,193,764
PRG-Schultz International, Inc. * +	128,700	1,747,746
Transcend Services, Inc. *	77,600	1,191,936

		11,248,830

Computers - 3.61%
Bluephoenix Solutions, Ltd. *	126,700	2,332,547
Iomega Corp. *	242,800	1,272,272
Mad Catz Interactive, Inc. *	547,400	689,724
Synplicity, Inc. *	75,400	470,496

		4,765,039

Distribution - Wholesale - 1.28%
Chindex International, Inc. * +	70,200	1,694,628

Diversified Financial Services - 2.10%
AeroCentury Corp. *	36,000	496,800
U.S. Global Investors, Inc., Class A +	119,650	2,275,743

		2,772,543

Electric-Utilities - 1.12%
Central Vermont Public Service Corp.	40,600	1,483,524

Electronics - 3.56%
Jinpan International, Ltd. +	36,400	1,044,680
Novatel, Inc. *	34,700	1,361,975
Silicom, Ltd. *	35,400	815,262
Vicon Industries, Inc. *	127,100	1,484,528

		4,706,445

Electrical Components & Equipment - 0.63%
Espey Manufacturing & Electronics Corp.	6,000	128,700
SL Industries, Inc. *	30,800	701,932

		830,632

Engineering & Construction - 3.45%
Michael Baker Corp. *	35,700	1,749,657
VSE Corp.	59,400	2,808,432

		4,558,089

Environmental Control - 0.60%
Industrial Services of America, Inc. +	73,300	793,839

Food - 5.23%
Cal-Maine Foods, Inc.	208,900	5,272,636
Diamond Foods, Inc.	78,900	1,630,074

		6,902,710

Hand/Machine Tools - 3.25%
Hardinge, Inc.	111,500	3,883,545
K-Tron International, Inc. *	4,300	408,500

		4,292,045

Healthcare - Products - 2.42%
MTS Medication Technologies, Inc. *	11,500	139,725
Osteotech, Inc. *	110,700	832,464
Somanetics Corp. *	43,674	813,210
Span-America Medical Systems, Inc.	1,900	35,720
Vnus Medical Technologies, Inc. *	86,800	1,379,252

		3,200,371

Healthcare - Services - 5.65%
American Dental Partners, Inc. *	54,600	1,529,346
Air Methods Corp. *	101,246	4,677,565
RadNet, Inc. *	143,000	1,252,680

		7,459,591

Insurance - 5.33%
21st Century Holding Co.	45,300	643,260
American Physicians Capital, Inc.	59,550	2,320,068
Citizens, Inc./TX * +	90,400	691,560
Hallmark Financial Services, Inc. *	55,000	772,750
Life Partners Holdings, Inc. +	17,230	579,789
Navigators Group, Inc. *	18,000	976,500
NYMAGIC, Inc.	37,900	1,053,999

		7,037,926

Internet - 2.86%
Aladdin Knowledge Systems, Ltd. *	67,400	1,507,064
TheStreet.com, Inc.	171,700	2,079,287
Tucows, Inc. *	200,000	193,800

		3,780,151

Investment Companies - 0.81%
Technology Investment Capital Corp. +	80,100	1,070,937

Machinery - Diversified - 1.89%
Hirsch International Corp., Class A *	114,000	262,200
Key Technology, Inc. *	37,100	1,116,710
Twin Disc, Inc.	19,300	1,123,260

		2,502,170

Metal Fabrication - Hardware - 3.94%
Ampco-Pittsburgh Corp.	39,100	1,539,758
Ladish Co., Inc. *	12,900	715,692
L.B. Foster Co., Class A *	67,800	2,946,588

		5,202,038

Miscellaneous Manufacturers - 4.45%
AZZ, Inc. *	94,800	3,314,208
Chase Corp.	33,500	623,100
LSB Industries, Inc. * +	66,861	1,581,263
Synalloy Corp. +	17,100	360,810

		5,879,381

Oil & Gas - 1.31%
Arabian American Development Co. *	42,500	261,375
Vaalco Energy, Inc. *	321,481	1,469,168

		1,730,543

Oil & Gas Services - 10.64%
Bolt Technology Corp. * +	115,250	3,764,065
Dawson Geophysical Co. *	61,500	4,766,865
Matrix Service Co. *	83,300	1,745,135
Mitcham Industries, Inc. *	119,900	2,311,672
Natural Gas Services Group, Inc. *	84,800	1,459,408

		14,047,145

Retail - 4.90%
Books-A-Million, Inc.	82,586	1,092,613
Ezcorp, Inc., Class A *	217,618	2,926,962
PC Connection, Inc. * +	108,027	1,350,337
Zones, Inc. *	106,400	1,100,176

		6,470,088

Savings & Loans - 0.14%
Rainier Pacific Financial Group, Inc.	11,100	185,370

Semiconductors - 1.31%
Ultra Clean Holdings, Inc. *	118,000	1,734,600

Software - 1.24%
Bsquare Corp. *	135,000	810,000
CAM Commerce Solutions, Inc.	11,500	393,760
Ebix, Inc. *	8,700	431,955

		1,635,715

Telecommunications - 5.85%
Avici Systems, Inc.	118,200	1,260,012
Fibernet Telecom Group, Inc. *	55,211	461,564
Globecomm Systems, Inc. *	100,000	1,326,000
HickoryTech Corp.	26,000	251,940
Knology, Inc. *	149,600	2,502,808
Primus Telecommunications GP * +	70,200	48,438
SAVVIS, Inc. *	48,333	1,874,354

		7,725,116

TOTAL COMMON STOCKS (Cost $99,174,007)			129,921,086

	Rate^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 1.80%
Blackrock TempCash Liquidity Fund, Institutional Shares #21 (Cost $2,372,444)	5.37%	2,372,444	2,372,444
TOTAL INVESTMENTS (Cost $101,546,451) - 100.16%			$132,293,530

Other Liabilities in Excess of Assets - (0.16%)			(214,082)

NET ASSETS - 100.00%			$132,079,448

*	Non Income Producing Security

^	Interest Rate at September 30, 2007.

+	This security or a portion of the security is out on loan at September 30, 2007.

Total loaned securities had a market value of $12,341,485 at September 30, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY ULTRA SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS - 95.52%
Advertising - 0.94%
inVentiv Health, Inc.*	198,300	$8,689,506
Traffix, Inc.	248,700	1,648,881

		10,338,387

Aerospace/Defense - 0.30%
CPI Aerostructures, Inc.*	33,400	257,848
Ducommun, Inc.*	94,700	3,058,810

		3,316,658

Agriculture - 0.93%
Andersons, Inc.	202,362	9,717,423
Maui Land & Pineapple Co., Inc. * +	17,155	522,198

		10,239,621

Airlines - 0.13%
Hawaiian Holdings, Inc. *	12,268	53,734
Midwest Air Group, Inc. * +	84,209	1,385,238

		1,438,972

Apparel - 0.91%
Cherokee, Inc. +	52,400	2,010,064
G-III Apparel Group, Ltd. *	143,400	2,823,546
Hartmarx Corp. *	296,400	1,452,360
Sport-Haley, Inc.*	104,900	367,150
Tandy Brands Accessories, Inc.	65,009	678,694
Unifi, Inc.*	441,900	1,215,225
Weyco Group, Inc. +	48,675	1,528,882

		10,075,921

Auto Parts & Equipment - 1.48%
Fuel Systems Solutions, Inc.*	81,750	1,460,055
Miller Industries, Inc.*	70,600	1,208,672
Noble International Ltd.	116,100	2,471,769
Proliance International, Inc.*	112,500	237,375
Spartan Motors, Inc. +	242,470	4,080,770
Tenneco, Inc.*	73,000	2,263,730
Titan International, Inc. +	144,000	4,596,480

		16,318,851

Banks - 10.38%
Abigail Adams National Bancorp	22,220	300,192
AmericanWest Bancorp	80,371	1,576,075
Ameris Bancorp +	123,400	2,231,072
Appalachian Bancshares, Inc.*	33,500	477,375
Arrow Financial Corp.	109,546	2,440,676
Bancorp, Inc. *	135,600	2,503,176
Bancorp Rhode Island, Inc.	59,200	2,116,992
Bank of Florida Corp. *	56,000	911,680
Beach First National Bancshares, Inc.*	28,900	541,875
Beverly Hills Bancorp, Inc.	147,900	915,501
Cadence Financial Corp.	124,282	2,187,363
Camden National Corp.	52,400	1,832,952
Capital Bank Corp.	56,914	853,710
Cardinal Financial Corp.	287,700	2,874,123
Cass Information Systems, Inc. +	91,882	3,286,619
Center Bancorp, Inc. +	68,342	821,471
Center Financial Corp.	68,607	954,323
Central Bancorp, Inc.	12,300	282,900
Centrue Financial Corp.	31,200	625,248
Community Bancorp*	118,876	2,988,543
Farmers Capital Bank Corp.	23,800	676,872

Fidelity Southern Corp.	57,476	858,117
Financial Institutions, Inc.	78,000	1,410,240
First Bancorp	109,500	2,231,610
First Community Bancshares Inc.	35,796	1,296,889
First Mutual Bancshares, Inc.	20,418	544,956
First Regional Bancorp*	93,449	2,292,304
First South Bancorp, Inc.+	21,606	565,213
FNB Corp./PA+	8,640	142,906
FNB Corp./VA	37,603	1,131,474
Gateway Financial Holdings, Inc.	94,122	1,481,480
GB&T Bancshares, Inc. +	93,735	1,241,989
Glacier Bancorp, Inc. +	1,458	32,834
Greater Community Bancorp	4,821	71,103
Green Bankshares, Inc.	85,613	3,120,594
Guaranty Federal Bancshares, Inc.	62,556	1,832,891
Heritage Commerce Corp.	115,700	2,449,369
Horizon Financial Corp.	73,875	1,498,185
Intervest Bancshares Corp.	83,700	2,071,575
Lakeland Bancorp, Inc. +	77,868	1,057,447
Lakeland Financial Corp.	79,463	1,836,390
MainSource Financial Group, Inc.	52,933	933,209
MidWestOne Financial Group, Inc.	38,612	701,966
NewBridge Bancorp	47,313	600,875
Nexity Financial Corp. *	53,900	447,370
Northeast Bancorp	4,700	83,190
Northrim BanCorp, Inc.	90,270	2,247,712
Omega Financial Corp. +	89,600	2,366,336
Oriental Financial Group +	239,900	2,758,850
PAB Bankshares, Inc.	70,000	1,159,900
Pacific Mercantile Bancorp *	71,000	1,119,670
Pacific State Bancorp * +	26,786	499,291
Peoples Bancorp, Inc.	75,600	1,979,208
Pinnacle Financial Partners, Inc. * +	127,700	3,680,314
Preferred Bank+	63,750	2,507,925
Prosperity Bancshares, Inc.	15,418	511,261
SCBT Financial Corp.	33,883	1,170,319
Shore Bancshares, Inc. +	77,595	1,873,143
Sierra Bancorp +	49,100	1,407,206
Smithtown Bancorp, Inc. +	70,730	1,643,765
Southern Community Financial Corp.	66,700	576,955
Southside Bancshares, Inc. +	102,542	2,265,153
State Bancorp, Inc.	34,500	562,350
Sterling Bancorp.	656	9,184
Suffolk Bancorp +	42,800	1,372,168
Superior Bancorp * +	61,700	544,811
Taylor Capital Group, Inc.	79,500	2,220,435
Tennessee Commerce Bancorp, Inc. * +	46,300	1,099,625
Trico Bancshares	106,500	2,371,755
Umpqua Holdings Corp.	40,470	809,805
Union Bankshares Corp.	47,600	1,080,996
United Security Bancshares+	100,700	1,893,160
Univest Corp. of Pennsylvania +	57,865	1,372,558
Vineyard National Bancorp +	132,825	2,220,834
Virginia Commerce Bancorp * +	123,284	1,767,893
Virginia Financial Group, Inc.	23,511	446,944
Washington Trust Bancorp, Inc.	54,577	1,471,942
Webster Financial Corp.	28,741	1,210,571
West Bancorporation, Inc.	138,244	2,145,547
Wilshire Bancorp, Inc. +	234,944	2,577,336

		114,277,836

Beverages - 0.52%
Central European Distribution Corp. *	52,125	2,497,309
Green Mountain Coffee Roasters, Inc.*	79,200	2,628,648
Peet’s Coffee & Tea, Inc. * +	17,400	485,634
Redhook ALE Brewery, Inc.*	23,000	144,210

		5,755,801

Biotechnology - 4.59%
Anesiva, Inc.*	150,464	863,664
Avigen, Inc.*	298,900	1,614,060
BioSphere Medical, Inc.*	126,900	605,313
Coley Pharmaceutical Group, Inc. * +	223,414	701,520
CryoLife, Inc.*	356,000	3,364,200
CuraGen Corp. *	158,500	218,730
Cytokinetics, Inc.*	144,900	741,888
Encysive Pharmaceuticals, Inc. * +	330,900	499,659
Entremed, Inc. * +	1,263,500	1,351,945
Exact Sciences Corp. *	595,200	2,017,728
GenVec, Inc. * +	337,463	793,038
Immunogen, Inc. *	95,071	442,080
Immunomedics, Inc. *	340,635	780,054
Inovio Biomedical Corp. *	250,700	338,445
Keryx Biopharmaceuticals, Inc. * +	57,647	573,011
Kosan Biosciences, Inc. * +	417,282	2,090,583
Lexicon Pharmaceuticals, Inc.*	180,844	625,720
Lifecell Corp. * +	299,250	11,242,823
Maxygen, Inc. *	183,751	1,251,344
Neose Technologies, Inc. *	672,200	1,035,188
Oscient Pharmaceuticals Corp. * +	370,045	954,716
Sangamo Biosciences, Inc. * +	370,100	5,222,111
Seattle Genetics, Inc.* +	373,255	4,195,386
Sonus Pharmaceuticals, Inc. * +	409,200	253,704
StemCells, Inc. * +	602,800	1,271,908
SuperGen, Inc. * +	437,100	1,897,014
Third Wave Technologies, Inc.*	449,000	3,874,870
Vical, Inc.*	337,600	1,650,864

		50,471,566

Building Materials - 0.33%
AAON, Inc.	90,430	1,784,184
Comfort Systems USA, Inc.	43,900	623,380
US Home Systems, Inc.*	173,100	1,237,665

		3,645,229

Chemicals - 1.70%
Aceto Corp.	128,044	1,152,396
American Pacific Corp. *	35,524	554,885
American Vanguard Corp. +	152,000	2,967,040
Balchem Corp.	181,575	3,705,946
ICO, Inc.*	205,490	2,893,299
Landec Corp. *	205,000	3,169,300
NewMarket Corp.	29,200	1,441,896
Penford Corp.	11,592	437,018
Quaker Chemical Corp.	99,700	2,344,944

		18,666,724

Coal - 0.10%
James River Coal Co. * +	176,499	1,094,294

Commercial Services - 4.81%
Bankrate, Inc.* +	144,800	6,678,176
Barrett Business Services, Inc.	99,331	2,367,058
Carriage Services, Inc.*	134,500	1,098,865
Corvel Corp. *	75,433	1,744,011
CPI Corp.	57,600	2,218,752
Diamond Management & Technology Consultants, Inc.	4,600	42,320
Edgewater Technology, Inc.*	100,000	871,000
First Consulting Group, Inc.*	130,106	1,340,092
Franklin Covey Co. *	192,400	1,462,240
Geo Group, Inc. *	228,600	6,768,846
Healthcare Services Group, Inc. +	53,325	1,080,898
Hill International, Inc.* +	75,000	675,000
HMS Holdings Corp. *	218,000	5,364,980
Home Solutions of America, Inc.* +	403,900	1,369,221
Intersections, Inc.*	218,900	2,234,969
Kendle International, Inc. * +	22,390	929,857
Learning Tree International, Inc.*	10,737	190,689
Multi-Color Corp.	88,704	2,024,225

National Research Corp.	40,300	1,037,725
On Assignment, Inc.*	173,500	1,620,490
PeopleSupport, Inc. * +	205,900	2,462,564
PRG-Schultz International, Inc. *	6,770	91,936
QC Holdings, Inc. +	30,000	433,500
RCM Technologies, Inc. *	170,459	1,116,506
Standard Parking Corp. *	81,100	3,226,969
Team, Inc. *	131,200	3,592,256
Universal Security Instruments, Inc. *	50,700	887,250

		52,930,395

Computers - 3.38%
Ansoft Corp. *	100,600	3,317,788
Comtech Group, Inc. *	36,492	664,519
Cray, Inc. * +	80,700	581,040
Dot Hill Systems Corp. *	516,068	1,563,686
Furmanite Corp. *	151,200	1,375,920
Immersion Corp. *	273,226	4,475,442
Integral Systems, Inc.	62,056	1,333,584
InterVoice, Inc. *	268,300	2,519,337
LaserCard Corp. * +	146,775	1,630,670
Magma Design Automation, Inc. *	220,300	3,099,621
Netscout Systems, Inc. *	236,500	2,577,850
Printronix, Inc.	69,800	945,790
Radiant Systems, Inc. *	141,800	2,244,694
SI International, Inc. *	76,700	2,191,319
Stratasys, Inc. * +	160,400	4,420,624
Synplicity, Inc. *	320,700	2,001,168
TechTeam Global, Inc. *	190,370	2,246,366

		37,189,418

Distribution/Wholesale - 0.41%
Bell Microproducts, Inc.*	207,300	1,289,406
Industrial Distribution Group, Inc.*	131,200	1,238,528
Navarre Corp. * +	223,644	840,901
Rentrak Corp. *	83,800	1,150,574

		4,519,409

Diversified Financial Services - 1.78%
AeroCentury Corp. * #	143,800	1,984,440
Asta Funding, Inc. +	62,100	2,379,672
Consumer Portfolio Services *	332,800	1,886,976
Delta Financial Corp. +	156,954	770,644
Encore Capital Group, Inc. *	214,400	2,529,920
Federal Agricultural Mortgage Corp., Class C	83,900	2,463,304
Marlin Business Services Corp. *	93,800	1,344,154
Nicholas Financial, Inc. * +	118,500	1,092,570
Sanders Morris Harris Group, Inc.	225,109	2,284,856
TradeStation Group, Inc.*	245,974	2,870,517

		19,607,053

Electric-Utilities - 0.30%
Central Vermont Public Service Corp. +	81,600	2,981,664
Unitil Corp.	9,400	277,300

		3,258,964

Electrical Components & Equipment - 0.76%
American Superconductor Corp. * +	125,100	2,562,048
Lamson & Sessions Co.	203,600	5,489,056
Nortech Systems, Inc.*	1,400	9,954
TII Network Technologies, Inc.*	143,700	310,392

		8,371,450

Electronics - 2.34%
Advanced Photonix, Inc., Class A * +	156,350	325,208
Axsys Technologies, Inc.*	86,887	2,690,022
Cyberoptics Corp.*	59,700	734,310
FARO Technologies, Inc. *	145,600	6,428,240
Frequency Electronics, Inc.	14,600	147,168
Measurement Specialties, Inc.*	104,500	2,915,550
Merix Corp. *	282,300	1,597,818

Napco Security Systems, Inc.*	113,934	634,612
OI Corp.	35,200	440,000
OYO Geospace Corp.*	36,600	3,393,186
Stoneridge, Inc.*	199,200	2,031,840
Technology Research Corp.	7,300	26,645
UQM Technologies, Inc. * +	191,100	707,070
X-Rite, Inc.	148,500	2,144,340
Zygo Corp.*	116,600	1,519,298

		25,735,307

Energy-Alternate Sources - 0.38%
Evergreen Solar, Inc.* +	178,400	1,593,112
Plug Power, Inc. *	546,699	1,694,767
Syntroleum Corp. *	471,490	886,401

		4,174,280

Engineering & Construction - 1.05%
Layne Christensen Co.*	161,900	8,982,212
Michael Baker Corp. *	51,700	2,533,817

		11,516,029

Entertainment - 0.42%
Canterbury Park Holding Corp.	59,400	724,680
Point.360 *	1,500	3,270
Silverleaf Resorts, Inc.*	388,800	2,056,752
Steinway Musical Instruments	61,400	1,818,668

		4,603,370

Environmental Control - 0.81%
Ceco Environmental Corp. *	60,575	925,586
Darling International, Inc.*	424,600	4,199,294
Waste Industries USA, Inc.	130,900	3,746,358

		8,871,238

Food - 2.80%
Cal-Maine Foods, Inc.	312,700	7,892,548
Cuisine Solutions, Inc.*	65,800	401,380
Imperial Sugar Co. +	121,316	3,169,987
Lifeway Foods, Inc.* +	156,302	2,630,563
M&F Worldwide Corp. *	106,598	5,350,154
Rocky Mountain Chocolate Factory, Inc.	113,543	1,954,075
Spartan Stores, Inc.	343,650	7,742,434
Village Super Market, Class A	24,600	1,279,200
Zapata Corp. *	57,600	414,720

		30,835,061

Gas - 0.65%
Chesapeake Utilities Corp.	57,400	1,951,026
EnergySouth, Inc. +	56,450	2,846,209
SEMCO Energy, Inc.*	297,000	2,343,330

		7,140,565

Hand/Machine Tools - 0.29%
Hardinge, Inc.	46,598	1,623,008
K-Tron International, Inc.*	10,600	1,007,000
LS Starrett Co., Class A	29,200	565,020

		3,195,028

Healthcare-Products - 4.59%
Abaxis, Inc.*	169,700	3,809,765
Angiodynamics, Inc.*	44,256	834,226
Arrhythmia Research Technology *	109,100	1,167,370
Atrion Corp.	39,148	4,893,500
Bovie Medical Corp. *	286,900	2,005,431
Cantel Medical Corp. *	64,599	1,008,390
Criticare Systems, Inc.*	60,350	178,032
Endologix, Inc.*	589,800	2,323,812
E-Z-Em, Inc.*	53,100	864,468
Hanger Orthopedic Group, Inc.*	146,317	1,657,772
Lifecore Biomedical, Inc.*	217,646	2,807,633
Merit Medical Systems, Inc.*	17,500	227,150

Microtek Medical Holdings, Inc.*	440,000	2,719,200
Micrus Endovascular Corp. *	127,500	2,329,425
Natus Medical, Inc.*	138,600	2,209,284
NMT Medical, Inc.*	171,100	1,363,667
NxStage Medical, Inc. * +	77,421	1,121,830
Orthologic Corp.*	441,899	623,078
PhotoMedex, Inc.*	404,800	425,040
Rochester Medical Corp. * +	128,000	2,323,200
Somanetics Corp. *	167,852	3,125,404
Sonic Innovations, Inc.*	324,800	2,978,416
Span-America Medical Systems, Inc.	81,617	1,534,400
SRI/Surgical Express, Inc.*	6,755	42,692
Tutogen Medical, Inc.*	192,800	2,217,200
Utah Medical Products, Inc.	49,900	1,566,361
Zoll Medical Corp. *	160,200	4,152,384

		50,509,130

Healthcare - Services - 2.49%
Air Methods Corp. *	115,939	5,356,382
Alliance Imaging, Inc.*	335,992	3,044,087
Almost Family, Inc.*	11,600	209,844
Amedisys, Inc.*	228,134	8,764,908
Five Star Quality Care, Inc.* +	171,900	1,413,018
Hythiam, Inc.* +	270,099	2,009,537
I-Trax, Inc.* +	445,657	1,693,497
NovaMed, Inc.* +	194,400	845,640
Psychiatric Solutions, Inc.*	104,600	4,108,688

		27,445,601

Holding Companies - Diversified Operations - 0.16%
Resource America, Inc., Class A	114,900	1,814,271

Home Builders - 0.27%
Amrep Corp. +	17,100	458,280
Nobility Homes, Inc.	16,300	309,700
Skyline Corp.	72,600	2,183,808

		2,951,788

Home Furnishings - 0.75%
Audiovox Corp. *	85,900	883,911
Cobra Electronics Corp.	170,300	1,147,822
DTS, Inc.*	112,000	3,401,440
Koss Corp.	4,138	79,698
Universal Electronics, Inc.*	84,315	2,740,237

		8,253,108

Household Products/Wares - 0.18%
Nashua Corp. *	38,600	428,460
Russ Berrie & Co., Inc.*	90,400	1,518,720

		1,947,180

Housewares - 0.39%
Libbey, Inc.	126,800	2,221,536
National Presto Industries, Inc.	38,804	2,056,612

		4,278,148

Insurance - 2.09%
American Independence Corp. *	45,135	459,926
Amerisafe, Inc.*	108,900	1,801,206
Donegal Group, Inc., Class A	185,425	3,000,177
Investors Title Co.	56,432	2,186,740
Meadowbrook Insurance Group, Inc.*	370,400	3,337,304
Mercer Insurance Group, Inc.	144,257	2,551,906
NYMAGIC, Inc.	62,400	1,735,344
Penn Treaty American Corp. *	162,300	947,832
Procentury Corp.	124,200	1,817,046
SCPIE Holdings, Inc.*	89,550	1,992,487
SeaBright Insurance Holdings, Inc.*	150,350	2,566,475
United America Indemnity, Ltd., Class A *	28,704	617,423

		23,013,866

Internet - 4.06%
ActivIdentity Corp. *	453,900	2,351,202
Aladdin Knowledge Systems, Ltd. *	51,974	1,162,139
Art Technology Group, Inc.*	586,137	1,770,134
Authorize.Net Holdings, Inc.*	177,291	3,125,640
Centillium Communications, Inc.*	330,400	555,072
Drugstore.Com *	645,534	2,091,530
ePlus, Inc.*	100,800	887,040
Expedia, Inc.*	144,098	4,593,844
Harris Interactive, Inc.*	473,800	2,042,078
I-many, Inc.*	523,200	1,506,816
Imergent, Inc. +	176,500	3,958,895
Insure.com, Inc.*	30,400	134,368
Jupitermedia Corp. *	164,000	1,038,120
Looksmart, Ltd. * +	99,776	282,366
Napster, Inc. * +	784,400	2,564,988
Network Engines, Inc.*	850,400	1,530,720
Online Resources Corp. *	165,400	2,090,656
Perficient, Inc.*	186,138	4,070,838
The Knot, Inc.* +	186,800	3,971,368
TheStreet.com, Inc. +	335,500	4,062,905
Valueclick, Inc.*	38,914	874,008

		44,664,727

Iron/Steel - 0.70%
Friedman Industries	98,300	869,955
Great Northern Iron Ore Property +	12,000	1,430,520
Steel Dynamics, Inc.	72,000	3,362,400
Universal Stainless & Alloy *	50,500	2,009,395

		7,672,270

Leisure Time - 0.55%
Aldila, Inc.	97,779	1,616,287
Ambassadors International, Inc. +	77,678	1,905,441
Cybex International, Inc.*	162,100	797,532
GameTech International, Inc.*	222,600	1,734,054

		6,053,314

Lodging - 0.80%
Gaylord Entertainment Co. * +	44,852	2,387,024
Interstate Hotels & Resorts, Inc.*	372,266	1,693,810
Monarch Casino & Resort, Inc.*	164,800	4,688,560

		8,769,394

Machinery - Diversified - 2.14%
Gehl Co. *	165,150	3,687,800
Hurco Cos, Inc.*	219,934	11,889,632
Twin Disc, Inc.	136,400	7,938,480

		23,515,912

Media - 1.22%
ADDvantage Technologies Group, Inc.*	194,100	1,576,092
DG FastChannel, Inc.*	126,484	2,982,493
Lodgenet Entertainment Corp. *	144,700	3,669,592
Nexstar Broadcasting Group, Inc., Class A *	109,600	1,149,704
Outdoor Channel Holdings, Inc.*	91,431	825,622
Salem Communications Corp., Class A	152,300	1,218,400
Sirius Satellite Radio, Inc.* +	582,300	2,032,227

		13,454,130

Metal Fabrication - Hardware - 1.18%
Ampco-Pittsburgh Corp.	89,800	3,536,324
Ladish Co., Inc.*	64,700	3,589,556
LB Foster Co., Class A * +	95,300	4,141,738
Northwest Pipe Co. *	11,347	429,144
Sun Hydraulics Corp.	41,349	1,314,898

		13,011,660

Mining - 0.60%
Allied Nevada Gold Corp. *	8,971	44,855
Kinross Gold Corp. *	22,353	334,848
United States Lime & Minerals, Inc.*	53,700	1,920,849
Uranerz Energy Corp. * +	686,100	2,744,400
US Gold Corp. *	242,500	1,520,475
Vista Gold Corp. * +	11,300	51,980

		6,617,407

Miscellaneous Manufacturers - 1.51%
AZZ, Inc. *	68,000	2,377,280
Ceradyne, Inc. * +	122,625	9,287,618
EnPro Industries, Inc. *	13,600	552,160
Flanders Corp. * +	85,183	389,286
Park-Ohio Holdings Corp. *	98,597	2,558,592
Raven Industries, Inc.	35,600	1,425,780

		16,590,716

Office Furnishings - 0.15%
Compx International, Inc.	82,370	1,612,804

Oil & Gas - 2.56%
American Oil & Gas, Inc. * +	192,550	1,122,567
ATP Oil & Gas Corp. * +	188,700	8,874,561
Brigham Exploration Co. *	388,500	2,303,805
Callon Petroleum Co. *	156,600	2,179,872
Cano Petroleum, Inc. * +	342,695	2,542,797
Clayton Williams Energy, Inc.*	82,500	2,722,500
Contango Oil & Gas Co. *	30,190	1,092,878
FX Energy, Inc. * +	327,900	2,442,855
Gasco Energy, Inc. *	147,500	272,875
Meridian Resource Corp. *	404,000	1,001,920
Royale Energy, Inc.	93,856	349,144
Teton Energy Corp. *	234,500	1,092,770
Vaalco Energy, Inc. * +	473,100	2,162,067

		28,160,611

Oil & Gas Services - 1.81%
Bolt Technology Corp. * +	207,509	6,777,244
Dawson Geophysical Co. *	31,599	2,449,239
Lufkin Industries, Inc.	95,742	5,267,725
Matrix Service Co. *	142,332	2,981,855
Omni Energy Services Corp. *	181,994	1,454,132
TGC Industries, Inc. *	91,455	968,508

		19,898,703

Packaging & Containers - 0.24%
AEP Industries, Inc.*	63,000	2,667,420

Pharmaceuticals - 5.25%
Anika Therapeutics, Inc. *	197,639	4,112,868
Array Biopharma, Inc. * +	244,314	2,743,646
Auxilium Pharmaceuticals, Inc. * +	132,568	2,794,533
Caraco Pharmaceutical Laboratories, Ltd *	76,488	1,166,442
Cell Therapeutics, Inc. * +	261,350	961,768
Collagenex Pharmaceuticals, Inc.*	184,300	1,655,014
Cypress Bioscience, Inc. *	218,000	2,984,420
Dendreon Corp. * +	424,900	3,267,481
Discovery Laboratories, Inc. * +	1,083,000	2,913,270
EPIX Pharmaceuticals, Inc. *	141,993	576,491
Hemispherx Biopharma, Inc. * +	831,400	1,430,008
Indevus Pharmaceuticals, Inc. *	480,300	3,318,873
Inspire Pharmaceuticals, Inc. *	334,070	1,793,956
Integrated Biopharma, Inc. *	54,100	213,154
Introgen Therapeutics, Inc. * +	57,080	238,024
Mannatech, Inc. +	90,680	734,508
Nastech Pharmaceutical Co., Inc. * +	105,596	1,405,483
NitroMed, Inc. *	181,721	323,463
Pain Therapeutics, Inc. *	114,000	1,065,900
PetMed Express, Inc. *	211,999	2,970,106
Pharmacyclics, Inc. * +	208,500	479,550

Quigley Corp. *	124,000	510,880
Reliv International, Inc. +	206,200	2,062,000
Rigel Pharmaceuticals, Inc. * +	220,562	2,079,900
Sciclone Pharmaceuticals, Inc. * +	677,800	1,328,488
Sciele Pharma, Inc. * +	279,200	7,264,784
Spectrum Pharmaceuticals, Inc. * +	463,400	1,955,548
Theragenics Corp. *	459,131	2,061,498
Threshold Pharmaceuticals, Inc. *	618,000	550,020
Vivus, Inc. * +	576,100	2,857,456

		57,819,532

Real Estate - 0.54%
Consolidated - Tomoka Land Co. +	43,800	2,943,798
Grubb & Ellis Co. *	153,000	1,422,900
Tarragon Corp. * +	236,300	619,106
United Capital Corp. *	255	6,757
ZipRealty, Inc. * +	155,800	994,004

		5,986,565

Retail - 3.24%
Big Dog Holdings, Inc. * +	147,000	2,281,440
Books-A-Million, Inc.	191,906	2,538,916
Buffalo Wild Wings, Inc. *	95,000	3,583,400
Ezcorp, Inc., Class A *	294,600	3,962,370
Famous Dave’s Of America, Inc. *	172,400	2,803,224
First Cash Financial Services, Inc. *	232,500	5,445,150
Frisch’s Restaurants, Inc.	47,800	1,383,810
GTSI Corp. *	17,086	189,655
Hastings Entertainment, Inc.*	33,500	280,730
Luby’s, Inc. *	252,700	2,784,754
NexCen Brands, Inc. *	186,054	1,250,283
PC Connection, Inc. * +	87,331	1,091,637
Pricesmart, Inc.	126,200	2,978,320
Rush Enterprises, Inc., Class A * +	43,600	1,105,260
Rush Enterprises, Inc., Class B *	43,600	1,040,296
Shoe Carnival, Inc. *	26,719	421,626
Sport Supply Group, Inc.	129,300	1,162,407
Zones, Inc. *	136,767	1,414,171

		35,717,449

Savings & Loans - 3.80%
Abington Bancorp, Inc. +	251,680	2,453,880
American Bancorp of New Jersey	183,800	1,997,906
Berkshire Hills Bancorp, Inc.	57,500	1,738,225
Brookline Bancorp, Inc.	72,316	838,142
Citizens Community Bancorp, Inc.	90,400	854,280
Clifton Savings Bancorp, Inc. +	127,300	1,505,959
Cooperative Bankshares, Inc.	57,250	975,540
Federal Trust Corp. +	45,500	227,500
Fidelity Bancorp, Inc.	47,512	736,436
First Defiance Financial Corp.	56,100	1,514,700
First Pactrust Bancorp, Inc.	53,800	1,345,000
First Place Financial Corp.	44,584	789,137
Flushing Financial Corp.	148,800	2,499,840
Harrington West Financial Group, Inc.	86,320	1,362,993
HMN Financial, Inc.	55,300	1,638,539
Home Federal Bancorp	14,076	376,533
Home Federal Bancorp, Inc.	79,600	1,059,476
K-Fed Bancorp	25,294	333,122
Legacy Bancorp, Inc.	81,700	1,137,264
LSB Corp.	76,350	1,204,040
MASSBANK Corp.	20,536	759,832
NewAlliance Bancshares, Inc.	67,028	983,971
Pacific Premier Bancorp, Inc. *	28,400	300,188
Pulaski Financial Corp.	113,193	1,464,717
PVF Capital Corp.	83,292	1,286,861
Rainier Pacific Financial Group, Inc.	61,400	1,025,380
Rockville Financial, Inc.	40,200	573,252
Rome Bancorp, Inc.	36,219	429,557
Teche Holding Co.	11,400	467,400
Timberland Bancorp, Inc.	141,102	2,229,412

United Community Financial Corp.	100,604	726,361
United Financial Bancorp, Inc.	83,246	1,044,737
United Western Bancorp, Inc.	64,400	1,361,416
Washington Savings Bank FSB	95,850	670,950
Westfield Financial, Inc.	279,800	2,716,858
Willow Financial Bancorp, Inc.	99,784	1,240,315

		41,869,719

Semiconductors - 3.36%
Anadigics, Inc.* +	402,158	7,271,017
AXT, Inc. *	250,000	1,547,500
Diodes, Inc. * +	94,837	3,044,268
Integrated Silicon Solution, Inc. *	498,400	3,139,920
IXYS Corp. *	45,110	470,497
Kopin Corp. *	445,000	1,695,450
Leadis Technology, Inc. *	417,100	1,459,850
LTX Corp. *	402,900	1,438,353
Microtune, Inc. *	289,700	1,743,994
Mindspeed Technologies, Inc. * +	432,900	718,614
MIPS Technologies, Inc. * +	134,916	1,065,836
MoSys, Inc. * +	129,409	913,628
Pericom Semiconductor Corp. *	249,600	2,925,312
QuickLogic Corp. *	352,900	1,150,454
Richardson Electronics, Ltd.	35,900	245,915
Spire Corp. *	13,200	183,216
Trio Tech International + #	228,300	2,486,187
Ultra Clean Holdings *	309,100	4,543,770
White Electronic Designs Corp. *	171,400	894,708

		36,938,489

Software - 3.37%
Actuate Corp. *	652,030	4,205,593
Allscripts Healthcare Solutions, Inc.* +	94,453	2,553,064
American Software, Inc., Class A	236,538	2,176,150
Authentidate Holding Corp. *	334,299	387,787
Bottomline Technologies, Inc.*	227,800	2,854,334
CAM Commerce Solutions, Inc.	93,900	3,215,136
Captaris, Inc.*	398,100	2,105,949
Concur Technologies, Inc.*	112,900	3,558,608
Digi International, Inc.*	112,936	1,608,209
Document Sciences Corp. *	8,788	80,850
Interactive Intelligence, Inc.*	168,700	3,205,300
INVESTools, Inc.*	22,700	274,443
Moldflow Corp. *	163,600	3,150,936
MSC.Software Corp. *	42,200	574,764
Nuance Communications, Inc. * +	130,592	2,521,731
Quality Systems, Inc. +	92,000	3,369,960
Unica Corp. *	114,099	1,281,332

		37,124,146

Telecommunications - 3.18%
Anaren, Inc.*	144,500	2,037,450
Avanex Corp. * +	18,000	29,520
Avici Systems, Inc.	345,601	3,684,107
Aware, Inc.*	373,800	1,607,340
Comarco, Inc.	12,100	69,817
Communications Systems, Inc.	7,000	73,500
Comtech Telecommunications Corp. * +	7,050	377,104
Ditech Networks, Inc.*	267,670	1,410,621
Globecomm Systems, Inc.*	256,800	3,405,168
HickoryTech Corp.	5,895	57,123
Knology, Inc. * +	229,700	3,842,881
KVH Industries, Inc.*	208,100	1,781,336
Network Equipment Technologies, Inc.*	296,700	4,302,150
Parkervision, Inc.* +	107,800	1,636,404
SBA Communications Corp., Class A *	11,100	391,608
Sirenza Microdevices, Inc.*	390,600	6,753,474
Tessco Technologies, Inc. *	1,332	20,899
Tollgrade Communications, Inc.*	92,100	932,052
Vyyo, Inc.*	19,331	108,640
Warwick Valley Telephone Co.	4,400	61,600

WJ Communications *		780,899	1,015,169
WPCS International, Inc.*		139,000	1,438,650

			35,036,613

Textiles - 0.01%
Culp, Inc.*		5,200	53,976

Toys/Games/Hobbies - 0.10%
Topps Company, Inc. +		114,446	1,108,982

Transportation - 1.21%
Celadon Group, Inc.*		256,275	3,016,357
HUB Group, Inc., Class A *		289,200	8,684,676
Patriot Transportation Holding, Inc. * +		16,400	1,612,776

			13,313,809

Water - 0.53%
Connecticut Water Service, Inc.		48,900	1,132,524
Middlesex Water Co.		64,957	1,227,687
Southwest Water Co. +		183,500	2,317,605
York Water Co.		68,550	1,155,068

			5,832,884

TOTAL COMMON STOCKS (Cost $681,893,995) - 95.52%			1,051,291,751

EXCHANGE TRADED FUNDS - 3.21%
iShares Russell 2000 Index Fund +		228,300	18,298,245
iShares Russell 2000 Value Index Fund +		222,600	17,073,420

TOTAL EXCHANGE TRADED FUNDS (Cost $32,972,406)			35,371,665

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 0.77%
Blackrock TempCash Liquidity Fund, Institutional Shares #21 (Cost $8,496,782)	5.37%	8,496,782	8,496,782

TOTAL INVESTMENTS (Cost $723,363,183) - 99.50%			$1,095,160,198

Other Assets in Excess of Liabilities - 0.50%			5,471,844

NET ASSETS - 100.00%			$1,100,632,042

*	Non Income Producing Security.

+	This security or a portion of the security is out on loan at September 30, 2007.

Total loaned securities had a market value of $219,542,583 at September 30, 2007.

^	Rate disclosed is as of September 30, 2007.

#	Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Name of Issuer	Shares held as of beginning of period	Gross Additions	Gross Reductions	Income	Shares held as of end of Period	Value, September 30, 2007
AeroCentury Corp.	143,800	$—	$—	$—	143,800	$1,984,440
Trio Tech International	228,300	—	—	—	228,300	2,486,187

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY MICRO CAP LIMITED FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS - 99.66%
Aerospace/Defense - 1.37%
EDO Corp.	14,200	$795,342

Apparel - 3.06%
Iconix Brand Group, Inc.*	48,200	1,146,678
Perry Ellis International, Inc.*	22,700	629,017

		1,775,695

Banks - 0.93%
Community Bancorp/NV *	21,400	537,996

Beverages - 1.51%
Boston Beer Co., Inc., Class A *	18,000	875,880

Chemicals - 1.99%
Landec Corp. *	74,600	1,153,316

Commercial Services - 9.22%
CDI Corp.	22,000	613,360
Dollar Financial Corp. *	51,600	1,472,148
ICF International, Inc.*	50,600	1,395,548
Kforce, Inc.*	57,700	742,022
The Geo Group, Inc.*	38,200	1,131,102

		5,354,180

Computers - 2.63%
Manhattan Associates, Inc.*	24,100	660,581
Radiant Systems, Inc.*	54,800	867,484

		1,528,065

Diversified Financial Services - 1.26%
Ocwen Financial Corp. * +	77,500	730,825

Electric - 1.59%
Central Vermont Public Service Corp.	17,900	654,066
MGE Energy, Inc.	8,100	270,864

		924,930

Electronic Components & Equipment - 0.99%
Superior Essex, Inc. *	15,500	577,840

Electronics - 1.46%
FARO Technologies, Inc. *	7,400	326,710
X-Rite, Inc.	36,000	519,840

		846,550

Energy - Alternative Sources - 0.87%
Headwaters, Inc. * +	34,000	505,920

Engineering & Construction - 2.06%
Layne Christensen Co.*	21,600	1,198,368

Environmental Control - 1.92%
Calgon Carbon Corp. * +	30,000	418,800
Darling International, Inc.*	70,400	696,256

		1,115,056

Food - 3.20%
Cal-Maine Foods, Inc.	33,400	843,016
Ingles Markets, Inc., Class A	20,400	584,664
Spartan Stores, Inc.	19,100	430,323

		1,858,003

Hand/Machine Tools - 1.94%
Baldor Electric Co.	9,000	359,550
Hardinge, Inc.	22,100	769,743

		1,129,293

Insurance - 9.27%
Darwin Professional Underwriters, Inc. *	12,700	274,320
EMC Insurance Group, Inc.	23,100	600,369
Navigators Group, Inc.*	32,600	1,768,550
Safety Insurance Group, Inc.	16,100	578,634
SeaBright Insurance Holdings, Inc. *	30,300	517,221
The Midland Co.	17,500	961,800
United Fire & Casualty Co.	17,500	684,075

		5,384,969

Internet - 4.88%
FTD Group, Inc.	71,700	1,066,896
GigaMedia Ltd. * +	109,500	1,769,520

		2,836,416

Machinery - Diversified - 3.83%
Robbins & Myers, Inc.	35,300	2,022,337
Tennant Co.	4,200	204,540

		2,226,877

Metal Fabricate/Hardware - 1.25%
CIRCOR International, Inc.	8,944	406,147
LB Foster Co., Class A *	7,300	317,258

		723,405

Miscellaneous Manufacturers - 3.68%
LSB Industries, Inc.*	62,900	1,487,585
Sturm Ruger & Co., Inc. *	36,400	651,924

		2,139,509

Oil & Gas - 2.47%
Arena Resources, Inc.*	11,300	740,150
Parker Drilling Co.*	85,600	695,072

		1,435,222

Oil & Gas Services - 8.24%
Dawson Geophysical Co.*	12,900	999,879
Flotek Industries, Inc. *	25,300	1,116,995
Hercules Offshore, Inc.*	37,900	989,569
Hornbeck Offshore Services, Inc.*	26,600	976,220
T-3 Energy Services, Inc. *	16,500	703,560

		4,786,223

Pharmaceuticals - 5.38%
Aspreva Pharmaceuticals Corp.* +	21,900	449,388
Axcan Pharma, Inc.* +	110,700	2,299,239
Viropharma, Inc. *	42,000	373,800

		3,122,427

Real Estate - 0.43%
Thomas Properties Group, Inc.	20,600	247,200

Retail - 4.53%
Ezcorp, Inc., Class A *	82,982	1,116,108
PC Connection, Inc.*	49,400	617,500
Pricesmart, Inc.	38,000	896,800

		2,630,408

Semiconductors - 2.76%
Amkor Technology, Inc.* +	139,300	1,604,736

Software - 9.12%
Interactive Intelligence, Inc. *	27,500	522,500
JDA Software Group, Inc. *	32,300	667,318
Open Text Corp.* +	84,200	2,186,674
SkillSoft PLC - ADR *	136,100	1,223,539
Taleo Corp., Class A *	27,400	696,234

		5,296,265

Telecommunications - 2.08%
Knology, Inc.*	40,000	669,200
Novatel Wireless, Inc. *	23,800	539,070

		1,208,270

Transportation - 5.74%
Gulfmark Offshore, Inc.*	42,000	2,043,720
HUB Group, Inc., Class A *	42,900	1,288,287

		3,332,007

TOTAL COMMON STOCKS (Cost $48,325,489) - 99.66%		57,881,193

TOTAL INVESTMENTS (Cost $48,325,489) - 99.66%		$57,881,193
Other Assets in Excess of Liabilities - 0.34%		196,211

NET ASSETS - 100.00%		$58,077,404

*	Non Income Producing Security.

+	This security or a portion of the security is out on loan at September 30, 2007.

Total loaned securities had a market value of $9,264,981 at September 30, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS - 99.52%
Aerospace/Defense - 1.64%
AAR Corp. *	58,129	$1,763,634
EDO Corp.+	17,000	952,170

		2,715,804

Apparel - 9.47%
Crocs, Inc. *+	18,000	1,210,500
Deckers Outdoor Corp.*	41,800	4,589,640
G-III Apparel Group, Ltd. *	47,316	931,652
Guess?, Inc.	132,600	6,501,378
Gymboree Corp. *	43,100	1,518,844
Iconix Brand Group, Inc. *	38,100	906,399

		15,658,413

Auto Parts & Equipment - 0.91%
Spartan Motors, Inc.+	89,400	1,504,602

Beverages - 0.47%
Boston Beer Co., Inc., Class A *	16,000	778,560

Biotechnology - 3.32%
CryoLife, Inc. *	53,663	507,115
Lifecell Corp. *	92,600	3,478,982
Qiagen, N.V. *+	77,256	1,499,539

		5,485,636

Chemicals - 2.22%
Albemarle Corp.	18,000	795,600
KMG Chemicals, Inc.	10,500	274,890
Landec Corp. *	41,958	648,671
Lubrizol Corp.	6,000	390,360
NewMarket Corp.	31,500	1,555,470

		3,664,991

Commercial Services - 9.43%
Bright Horizons Family Solutions, Inc. *	8,800	376,992
Dollar Financial Corp. *	11,000	313,830
FTI Consulting, Inc.*	6,065	305,130
The Geo Group, Inc. *	109,000	3,227,490
Huron Consulting Group, Inc. *	12,000	871,440

ICF International, Inc. *	33,000	910,140
Korn/Ferry International *	37,700	622,427
MPS Group, Inc. *	109,500	1,220,925
Sotheby’s	57,000	2,724,030
Strayer Education, Inc.	6,227	1,050,059
TeleTech Holdings, Inc. *	135,300	3,235,023
Transcend Services, Inc.*	10,000	153,600
Watson Wyatt Worldwide, Inc., Class A	13,000	584,220

		15,595,306

Computers - 3.15%
Ansoft Corp. *	61,800	2,038,164
Cognizant Technology Solutions Corp., Class A *+	36,440	2,906,819
Sigma Designs, Inc.*	5,600	270,144

		5,215,127

Diversified Financial Services - 1.79%
Greenhill & Co., Inc.+	12,000	732,600
IntercontinentalExchange, Inc.*	5,600	850,640
Ocwen Financial Corp. *	1,600	15,088
US Global Investors, Inc. +	71,586	1,361,566

		2,959,894

Electric - 0.98%
Portland General Electric Co.	58,500	1,626,300

Electrical Components & Equipment - 2.44%
Belden, Inc.	13,700	642,667
General Cable Corp. *+	46,200	3,100,944
GrafTech International Ltd.*	16,522	294,752

		4,038,363

Electronics - 2.42%
FEI Co. *	34,337	1,079,212
Itron, Inc. *+	30,200	2,810,714
X-Rite Inc.	7,250	104,690

		3,994,616

Engineering & Construction - 0.60%
Foster Wheeler, Ltd. *	7,500	984,600

Food - 0.77%
Cal-Maine Foods, Inc.	45,800	1,155,992
Fresh Del Monte Produce, Inc.	3,900	112,125

		1,268,117

Hand/Machine Tools - 1.89%
Baldor Electric Co.	78,400	3,132,080

Healthcare - Products - 3.62%
Bovie Medical Corp. *	14,810	103,522
Hologic, Inc. *+	30,000	1,830,000
Intuitive Surgical, Inc.*+	4,200	966,000
Inverness Medical Innovations, Inc. *	55,900	3,092,388

		5,991,910

Healthcare - Services - 1.93%
Air Methods Corp. *	68,904	3,183,365

Internet - 3.51%
Interwoven, Inc. *	181,300	2,579,899
NutriSystem, Inc. *+	49,000	2,297,610
Priceline.com, Inc. *+	10,500	931,875

		5,809,384

Iron / Steel - 0.39%
Universal Stainless & Alloy *	16,000	636,640

Machinery - Construction & Mining - 0.87%
Astec Industries, Inc. *	25,000	1,436,250

Machinery - Diversified - 2.32%
Gardner Denver, Inc. *	40,000	1,560,000
Middleby Corp. *+	35,200	2,271,808

		3,831,808

Metal Fabricate/Hardware - 4.05%
Dynamic Materials Corp.	58,100	2,782,409
Kaydon Corp.	40,000	2,079,600
Valmont Industries, Inc.	21,500	1,824,275

		6,686,284

Mining - 1.51%
Titanium Metals Corp. *+	74,400	2,496,864

Miscellaneous Manufacturers - 4.31%
Acuity Brands, Inc.	12,000	605,760
AZZ, Inc. *	15,303	534,993
Ceradyne, Inc. *+	35,000	2,650,900
MFRI, Inc. *	9,000	160,560
Sturm, Ruger & Co., Inc.*	29,987	537,067
Trinity Industries, Inc.+	70,050	2,629,677

		7,118,957

Oil & Gas - 2.74%
Arena Resources, Inc. *	30,300	1,984,650
Frontier Oil Corp.	61,000	2,540,040

		4,524,690

Oil & Gas Services - 9.70%
Bolt Technology Corp. *+	79,518	2,597,058
Dawson Geophysical Co. *	12,000	930,120
Dril-Quip, Inc. *	115,800	5,714,730
Flotek Industries, Inc.*	27,840	1,229,136
FMC Technologies, Inc. *	14,030	808,970
Hercules Offshore, Inc. *	39,000	1,018,290
Matrix Service Co. *	14,988	313,999
Oceaneering International, Inc.*	13,000	985,400
Superior Energy Services *	68,600	2,431,184

		16,028,887

Packaging & Containers - 0.40%
Owens-Illinois, Inc.*	16,100	667,345

Pharmaceuticals - 0.69%
Axcan Pharma, Inc. *	5,900	122,543
NBTY, Inc. *	25,000	1,015,000

		1,137,543

Retail - 6.43%
Cash America International, Inc.	49,800	1,872,480
Dick’s Sporting Goods, Inc. *	37,800	2,538,270
Dress Barn, Inc. *+	75,000	1,275,750
Ezcorp, Inc., Class A *	5,000	67,250
Jack in the Box, Inc. *	21,600	1,400,544
Jos. A. Bank Clothiers, Inc. *+	16,918	565,400
MSC Industrial Direct Co.	30,200	1,527,818
Pricesmart, Inc.	58,500	1,380,600

		10,628,112

Semiconductors - 4.14%
Amkor Technology, Inc. *+	177,550	2,045,376
Mattson Technology, Inc.*	33,535	290,078
Nvidia Corp. *	78,600	2,848,464
Ultra Clean Holdings*	42,000	617,400
Varian Semiconductor Equipment Associates, Inc. *	19,500	1,043,640

		6,844,958

Software - 3.48%
BMC Software, Inc. *	92,500	2,888,775
Informatica Corp. *	70,400	1,105,280
Moldflow Corp. *	26,042	501,569
NAVTEQ Corp.*	14,000	1,091,580
SkillSoft PLC - ADR*	9,679	87,014
Taleo Corp., Class A*	2,794	70,996

		5,745,214

Telecommunications - 5.16%
CommScope, Inc. *+		103,500	5,199,840
Comtech Telecommunications Corp. *		16,687	892,588
Knology, Inc. *		31,053	519,517
Novatel Wireless, Inc.*		24,600	557,190
RF Micro Devices, Inc. *		54,000	363,420
Tekelec *		57,720	698,412
WPCS International, Inc. *		28,878	298,887

			8,529,854

Transportation - 2.77%
Gulfmark Offshore, Inc. *		9,000	437,940
Kirby Corp. *		44,000	1,942,160
Tidewater, Inc.		35,000	2,199,400

			4,579,500

TOTAL COMMON STOCKS - 99.52% (Cost $120,646,979)			164,499,974

	Rate ^
MONEY MARKET MUTUAL FUNDS - 0.72%
Blackrock TempCash Liquidity Fund, Institutional Shares #21 (Cost $1,190,744)	5.36%	1,190,744	1,190,744

TOTAL INVESTMENTS (Cost $121,837,723) - 100.24%			$165,690,718

Other Liabilities in Excess of Assets - (0.24%)			(394,503)

NET ASSETS - 100.00%			$165,296,215

*	Non Income Producing Security

+	This security or a portion of the security is out on loan at September 30, 2007.

Total loaned securities had a market value of $28,503,765 at September 30, 2007.

^	Rate disclosed is as of September 30, 2007.

ADR	American Depositary Receipt

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS - 99.05%
Aerospace/Defense - 1.85%
AAR Corp. *	186,600	$5,661,444

Apparel - 2.33%
Perry Ellis International, Inc. *	75,900	2,103,189
Warnaco Group, Inc. *	129,100	5,043,937

		7,147,126

Auto Parts & Equipment - 2.61%
Cooper Tire & Rubber Co.	303,400	7,402,960
Goodyear Tire & Rubber Co. *	2,100	63,861
Spartan Motors, Inc.+	31,200	525,096

		7,991,917

Biotechnology - 0.97%
Invitrogen Corp.*	36,200	2,958,626

Chemicals - 2.84%
Hercules, Inc.	70,000	1,471,400
ICO, Inc. *	81,843	1,152,349
Penford Corp.	52,597	1,982,907
Terra Industries, Inc. *	131,300	4,104,438

		8,711,094

Commercial Services - 9.05%
Albany Molecular Research, Inc.*	183,200	2,766,320
CDI Corp.	91,800	2,559,384
CPI Corp.	93,100	3,586,212
Consolidated Graphics, Inc. *	14,500	910,455
Deluxe Corp.	119,000	4,383,960
Korn/Ferry International, Inc. *	78,900	1,302,639
MAXIMUS, Inc.	61,000	2,658,380
MPS Group, Inc. *	246,500	2,748,475
PRG-Schultz International, Inc. *	53,100	721,098
Quanta Services, Inc. *	230,500	6,096,725

		27,733,648

Computers - 1.22%
Syntel, Inc.	90,100	3,746,358

Distribution/Wholesale - 1.28%
CDW Corp.	24,700	2,153,840
Chindex International, Inc. *	705	17,019
WESCO International, Inc. *	40,800	1,751,952

		3,922,811

Diversified Financial Services - 0.61%
The Nasdaq Stock Market, Inc. *	49,660	1,871,189

Electric - 2.21%
Central Vermont Public Service Corp.	59,018	2,156,518
Portland General Electric Co.	166,350	4,624,530

		6,781,048

Electrical Components & Equipment - 3.22%
Belden, Inc.	50,000	2,345,500
General Cable Corp.*+	112,200	7,530,864

		9,876,364

Electronics - 1.82%
Avnet, Inc. *	25,000	996,500
Cubic Corp.	77,400	3,263,958
FEI Co. *+	42,029	1,320,971

		5,581,429

Energy-Alternate Sources - 0.45%
Headwaters, Inc.*+	92,500	1,376,400

Engineering & Construction - 10.09%
EMCOR Group, Inc. *	161,000	5,048,960
Foster Wheeler, Ltd. *	47,600	6,248,928
McDermott International, Inc. *	294,600	15,931,968
Perini Corp. *	66,200	3,702,566

		30,932,422

Food - 4.47%
Corn Products International, Inc.	75,000	3,440,250
Imperial Sugar Co.+	102,771	2,685,406
Ingles Markets, Inc., Class A	5,000	143,300
Sanderson Farms, Inc.	73,600	3,066,912
Spartan Stores, Inc.	193,300	4,355,049

		13,690,917

Forest Products & Paper - 0.58%
Rock-Tenn Co., Class A	61,797	1,785,933

Hand/Machine Tools - 1.72%
Hardinge, Inc.	79,300	2,762,019
Regal-Beloit Corp.	52,500	2,514,225

		5,276,244

Healthcare - Services - 4.76%
Air Methods Corp. *	119,900	5,539,380
AMERIGROUP Corp.*	134,800	4,647,904
Humana, Inc. *	13,460	940,585
RadNet, Inc. *	28,914	253,287
WellCare Health Plans, Inc. *	30,400	3,205,072

		14,586,228

Insurance - 6.77%
American Physicians Capital, Inc.	88,500	3,447,960
Amerisafe, Inc. *	36,947	611,103
CNA Surety Corp. *	9,800	172,774
EMC Insurance Group, Inc.	58,500	1,520,415
Meadowbrook Insurance Group, Inc. *	144,200	1,299,242
Midland Co.	25,000	1,374,000
Odyssey RE Holdings Corp.	44,400	1,647,684
RLI Corp.	78,700	4,463,864
Tower Group, Inc.	110,000	2,879,800
United Fire & Casualty Co.	85,600	3,346,104

		20,762,946

Internet - 0.17%
FTD Group, Inc.	36,000	535,680

Iron/Steel - 4.77%
AK Steel Holding Corp. *	85,000	3,735,750
Cleveland-Cliffs, Inc.+	102,400	9,008,128
Steel Dynamics, Inc.	37,400	1,746,580
Universal Stainless & Alloy *	3,486	138,708

		14,629,166

Machinery - Diversified - 3.43%
Gardner Denver, Inc. *	112,400	4,383,600
Robbins & Myers, Inc.	107,000	6,130,030

		10,513,630

Mining - 1.40%
Century Aluminum Co. *	38,000	2,000,700
Titanium Metals Corp. *+	68,000	2,282,080

		4,282,780

Miscellaneous Manufacturers - 2.78%
Acuity Brands, Inc.+	40,000	2,019,200
Ceradyne, Inc. *+	40,000	3,029,600
LSB Industries, Inc. *	108,900	2,575,485
MFRI, Inc.*	50,657	903,721

		8,528,006

Oil & Gas - 2.22%
Frontier Oil Corp.	30,000	1,249,200
Parker Drilling Co. *	281,800	2,288,216
Tesoro Corp.	71,400	3,285,828

		6,823,244

Oil & Gas Services - 3.74%
Dril-Quip, Inc. *	108,400	5,349,540
Global Industries, Ltd. *	119,900	3,088,624
Hornbeck Offshore Services, Inc.*	82,200	3,016,740

		11,454,904

Packaging & Containers - 1.03%
Greif, Inc., Class A	52,200	3,167,496

Pharmaceuticals - 0.81%
Anika Therapeutics, Inc. *	67,800	1,410,918
NBTY, Inc. *	26,100	1,059,660

		2,470,578

Retail - 7.87%
Big Lots, Inc. *+	128,500	3,834,440
Books-A-Million, Inc.	27,600	365,148
Dress Barn, Inc. * +	224,000	3,810,240
Ezcorp, Inc., Class A *	396,000	5,326,200
Jo-Ann Stores, Inc. *	11,300	238,430
Men’s Wearhouse, Inc.	93,800	4,738,776
PC Connection, Inc. *	137,300	1,716,250
Rush Enterprises, Inc., Class A *+	130,000	3,295,500
Systemax, Inc.+	39,750	812,490

		24,137,474

Semiconductors - 3.04%
Amkor Technology, Inc. *+	760,700	8,763,264
Trio Tech International	50,000	544,500

		9,307,764

Telecommunications - 3.15%
Anixter International, Inc. *+		18,000	1,484,100
Dobson Communications Corp. *		435,500	5,570,045
RF Micro Devices, Inc. *+		355,800	2,394,534
Tessco Technologies, Inc. *		12,700	199,263

			9,647,942

Toys/Games/Hobbies - 0.87%
Hasbro, Inc.		95,900	2,673,692

Transportation - 4.92%
Atlas Air Worldwide Holdings, Inc.*		55,000	2,839,650
Gulfmark Offshore, Inc. *		59,245	2,882,862
HUB Group, Inc. *		107,400	3,225,222
Kirby Corp. *		110,200	4,864,228
Tidewater, Inc.		20,000	1,256,800

			15,068,762

TOTAL COMMON STOCKS (Cost $238,205,078) - 99.05%			303,635,262

	Rate ^	Shares
MONEY MARKET MUTUAL FUNDS (Cost $8,307,998) - 2.71%
Blackrock TempCash Liquidity Fund, Institutional Shares #21	5.37%	8,307,998	8,307,998

TOTAL INVESTMENTS (Cost $246,513,076) - 101.76%			$311,943,260

Other Liabilities in Excess of Assets - (1.76)%			(5,396,336)

NET ASSETS - 100.00%			$306,546,924

*	Non Income Producing Security.

+	This security or a portion of the security is out on loan at September 30, 2007.

Total loaned securities had a market value of $43,181,258 at September 30, 2007.

^	Rate disclosed is as of September 30, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS - 97.62%
Advertising - 0.28%
Omnicom Group, Inc.	10,000	$480,900
Aerospace/Defense - 0.89%
L-3 Communications Holdings, Inc.	2,000	204,280
Rockwell Collins, Inc.	18,300	1,336,632

		1,540,912
Apparel - 1.21%
Coach, Inc.*	35,320	1,669,576
Polo Ralph Lauren Corp.	5,700	443,175

		2,112,751
Auto Manufacturers - 0.22%
Paccar, Inc.+	4,500	383,625
Banks - 3.20%
Bank of America Corp.	23,700	1,191,399
State Street Corp.+	12,700	865,632
Synovus Financial Corp.	31,000	869,550
US Bancorp	81,000	2,634,930

		5,561,511
Beverages - 2.68%
The Coca-Cola Co.	59,300	3,407,971
PepsiCo., Inc.	16,900	1,238,094

		4,646,065
Biotechnology - 3.11%
Amgen, Inc.*	15,900	899,463
Biogen Idec, Inc.*	42,700	2,832,291
Genentech, Inc.*	21,400	1,669,628

		5,401,382
Chemicals - 1.22%
Monsanto Co.	24,800	2,126,352

Computers - 7.29%
Apple, Inc.*	24,700	3,792,438
Cognizant Technology Solutions Corp.-Class A*	10,000	797,700
EMC Corp./Massachusetts*	178,400	3,710,720
NCR Corp.*	29,200	1,454,160
SanDisk Corp.*	35,000	1,928,500
Sun Microsystems, Inc.*	172,000	964,920

		12,648,438
Cosmetics/Personal Care - 0.74%
Procter & Gamble Co.	18,232	1,282,439
Diversified Financial Services - 4.66%
The Charles Schwab Corp.	30,000	648,000
CME Group, Inc.	3,200	1,879,520
Franklin Resources, Inc.	19,800	2,524,500
IntercontinentalExchange, Inc.*	1,000	151,900
Merrill Lynch & Co., Inc.	20,107	1,433,227
T. Rowe Price Group, Inc.	25,900	1,442,371

		8,079,518
Electric - 0.69%
Allegheny Energy, Inc.*	22,900	1,196,754
Electronics - 0.96%
Waters Corp.*	24,900	1,666,308
Engineering & Construction - 2.19%
McDermott International, Inc.*	70,100	3,791,008
Healthcare Products - 5.57%
CR Bard, Inc.	1,800	158,742
Intuitive Surgical, Inc.*	7,300	1,679,000
Johnson & Johnson	27,300	1,793,610
Medtronic, Inc.	4,400	248,204
Stryker Corp.	38,800	2,667,888
St. Jude Medical, Inc.*	38,100	1,679,067
Zimmer Holdings, Inc.*	17,760	1,438,382

		9,664,893
Healthcare Services - 0.72%
UnitedHealth Group, Inc.	25,716	1,245,426

Internet - 5.03%
Amazon.Com, Inc.*+	41,900	3,902,985
eBay, Inc.*	100,200	3,909,804
Google, Inc.-Class A*	1,600	907,632

		8,720,421
Iron/Steel - 0.89%
Allegheny Technologies, Inc.	14,100	1,550,295
Machinery - Construction & Mining - 1.28%
Terex Corp.*	25,000	2,225,500
Machinery - Diversified - 0.10%
Rockwell Automation, Inc.	2,400	166,824
Media - 2.32%
DIRECTV Group, Inc.*	118,800	2,884,464
Walt Disney Co.	33,200	1,141,748

		4,026,212
Metal Fabricate/Hardware - 2.02%
Precision Castparts Corp.	23,700	3,507,126
Miscellaneous Manufacturers - 2.38%
Danaher Corp.	14,800	1,224,108
Dover Corp.	15,700	799,915
General Electric Co.	23,300	964,620
Illinois Tool Works, Inc.	19,000	1,133,160

		4,121,803
Oil & Gas - 6.59%
ConocoPhillips	3,607	316,586
Diamond Offshore Drilling, Inc.+	11,600	1,314,164
EOG Resources, Inc.	21,100	1,526,163
Exxon Mobil Corp.	33,800	3,128,528
Noble Corp.	33,600	1,648,080
Noble Energy, Inc.	17,900	1,253,716
XTO Energy, Inc.	36,266	2,242,689

		11,429,926

Oil & Gas Services - 7.16%
Baker Hughes, Inc.	22,700	2,051,399
Cameron International Corp.*	20,900	1,928,861
FMC Technologies, Inc.*	20,900	1,205,094
Grant Prideco, Inc.*	27,200	1,482,944
National Oilwell Varco, Inc.*	15,200	2,196,400
Smith International, Inc.	27,000	1,927,800
Weatherford International, Ltd.*	24,400	1,639,192

		12,431,690
Packaging & Containers - 1.61%
Owens-Illinois, Inc. *	67,400	2,793,730
Pharmaceuticals - 7.89%
Bristol-Myers Squibb Co.	100,700	2,902,174
Express Scripts, Inc.*	26,000	1,451,320
Gilead Sciences, Inc.*	69,240	2,829,839
Merck & Co., Inc.	50,800	2,625,852
Pfizer, Inc.	7,200	175,896
Schering-Plough Corp.	116,800	3,694,384

		13,679,465
Real Estate - 0.90%
CB Richard Ellis Group, Inc.-Class A*+	55,800	1,553,472
Retail - 5.02%
Bed Bath & Beyond, Inc.*	13,000	443,560
CVS Caremark Corp.	3,340	132,364
Kohl’s Corp.*	10,000	573,300
Nordstrom, Inc.	62,140	2,913,745
Staples, Inc.	25,890	556,376
Tiffany & Co.	9,700	507,795
Walgreen Co.	75,700	3,576,068

		8,703,208
Semiconductors - 5.01%
Kla-Tencor Corp.	29,950	1,670,611
Lam Research Corp.*	10,000	532,600
MEMC Electronic Materials, Inc.*	29,100	1,712,826
Nvidia Corp.*	79,400	2,877,456
Texas Instruments, Inc.	51,790	1,894,996

		8,688,489

Software - 4.02%
BMC Software, Inc.*		5,000	156,150
Oracle Corp.*		169,200	3,663,180
Paychex, Inc.		50,400	2,066,400
SEI Investments Co.		40,200	1,096,656

			6,982,386
Telecommunications - 7.76%
AT&T, Inc.		83,800	3,545,578
Cisco Systems, Inc.*		114,200	3,781,162
Corning, Inc.		59,300	1,461,745
Harris Corp.		22,100	1,277,159
Juniper Networks, Inc.*		53,600	1,962,296
US Cellular Corp.*		14,600	1,433,720

			13,461,660
Toys/Games/Hobbies - 0.68%
Mattel, Inc.		50,065	1,174,525
Transportation - 1.33%
CH Robinson Worldwide, Inc.		22,200	1,205,238
Expeditors International Washington, Inc.		23,200	1,097,360

			2,302,598

TOTAL COMMON STOCKS (Cost $132,467,471) - 97.62%			169,347,612

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 4.53%
Blackrock TempCash Liquidity Fund, Institutional Shares #21	5.37%	7,869,077	7,869,077

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $7,869,077) - 4.53%			7,869,077

TOTAL INVESTMENTS (Cost $140,336,548) - 102.15%			$177,216,689
Other Liabilities in Excess of Assets - (2.15%)			(3,733,374)

NET ASSETS - 100.00%			$173,483,315

*	Non Income Producing Security

^	Rate disclosed is as of September 30, 2007

+	This security or a portion of the security is out on loan at September 30, 2007.

Total loaned securities had a market value of $7,175,118 at September 30, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Industry Company	Shares	Value
COMMON STOCKS - 99.69%
Aerospace/Defense - 4.17%
Lockheed Martin Corp.	18,300	$1,985,367
Raytheon Co.	20,000	1,276,400

		3,261,767
Banks - 2.81%
Bank of America Corp.	17,808	895,208
Keycorp	13,000	420,290
US Bancorp	27,000	878,310

		2,193,808
Chemicals - 2.38%
EI Du Pont de Nemours & Co.	37,500	1,858,500
Commercial Services - 1.40%
RR Donnelley & Sons Co.	30,000	1,096,800
Computers - 5.89%
Hewlett-Packard Co.	60,000	2,987,400
International Business Machines Corp.	5,000	589,000
NCR Corp.*	20,700	1,030,860

		4,607,260
Diversified Financial Services - 10.02%
Citigroup, Inc.	13,240	617,911
Goldman Sachs Group, Inc.	11,800	2,557,532
JPMorgan Chase & Co.	38,950	1,784,689
Merrill Lynch & Co., Inc.	14,600	1,040,688
Morgan Stanley +	29,060	1,830,780

		7,831,600
Electric - 3.07%
American Electric Power Co., Inc.	24,000	1,105,920
Duke Energy Corp.	26,100	487,809
Reliant Energy, Inc.*	10,000	256,000
The Southern Co.	15,050	546,014

		2,395,743
Electronics - 1.46%
Agilent Technologies, Inc.*	31,000	1,143,280
Food - 0.58%
Safeway, Inc.	13,700	453,607
Healthcare Services - 1.57%
Aetna, Inc.	22,600	1,226,502

Insurance - 18.55%
AON Corp.+	20,000	896,200
Allstate Corp.	14,600	834,974
American International Group, Inc.	28,000	1,894,200
Berkshire Hathaway, Inc.*	510	2,015,520
Chubb Corp.	25,100	1,346,364
Cigna Corp.	21,000	1,119,090
CNA Financial Corp.	29,700	1,167,804
Hartford Financial Services Group, Inc.	17,200	1,591,860
Metlife, Inc.	31,100	2,168,603
Prudential Financial, Inc.	15,000	1,463,700

		14,498,315
Internet - 0.82%
Expedia, Inc.*	20,000	637,600
Media - 2.54%
Time Warner, Inc.	20,400	374,544
Walt Disney Co.	46,900	1,612,891

		1,987,435
Mining - 5.80%
Alcoa, Inc.	52,800	2,065,536
Freeport-McMoRan Copper & Gold, Inc.	8,156	855,483
Southern Copper Corp.	13,000	1,609,790

		4,530,809
Miscellaneous Manufacturers - 3.57%
Honeywell International, Inc.	20,000	1,189,400
Parker Hannifin Corp. +	3,500	391,405
Textron, Inc.	19,400	1,206,874

		2,787,679
Office & Business Equipment - 1.50%
Xerox Corp.*	67,600	1,172,184
Oil & Gas - 11.12%
Chesapeake Energy Corp.	22,000	775,720
Chevron Corp.	18,514	1,732,540
ConocoPhillips	21,600	1,895,832
Exxon Mobil Corp.	21,600	1,999,296
Marathon Oil Corp.	21,200	1,208,824
Valero Energy Corp.	16,000	1,074,880

		8,687,092
Pharmaceuticals - 8.03%
Bristol-Myers Squibb Co.	75,000	2,161,500
Express Scripts, Inc.*	15,000	837,300
Medco Health Solutions, Inc.*	20,000	1,807,800
Pfizer, Inc.	60,000	1,465,800

		6,272,400
Retail - 2.94%
CVS Caremark Corp.	11,480	454,952
Target Corp.	29,000	1,843,530

		2,298,482
Savings & Loans - 1.41%
Washington Mutual, Inc.	31,100	1,098,141
Semiconductors - 0.36%
Kla-Tencor Corp.	5,000	278,900

Telecommunications - 8.80%
AT&T, Inc.		65,292	2,762,505
Corning, Inc.		22,600	557,090
Qwest Communications International, Inc.*		131,800	1,207,288
Verizon Communications, Inc.		53,030	2,348,168

			6,875,051
Toys/Games/Hobbies - 0.90%
Mattel, Inc.		30,000	703,800

TOTAL COMMON STOCKS (Cost $59,486,269) - 99.69%			77,896,755

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 1.06%
Blackrock TempCash Liquidity Fund, Institutional Shares #21	5.37%	832,406	832,406

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $832,406) - 1.06%			832,406
TOTAL INVESTMENTS (Cost $60,318,675) - 100.75%			$78,729,161

Other Liabilities in Excess of Assets - (0.75)%			(588,182)

NET ASSETS - 100.00%			$78,140,979

*	Non Income Producing Security

+	This security or a portion of the security is out on loan at September 30, 2007.

Total loaned securities had a market value of $3,118,385 at September 30, 2007.

^	Rate disclosed is as of September 30, 2007.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY BLUE CHIP 35 INDEX FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Industry/Company	Shares	Value
COMMON STOCKS - 99.71%
Aerospace/Defense - 3.00%
United Technologies Corp.	57,780	$4,650,134

Banks - 7.89%
Bank of America Corp.	83,508	4,197,947
Wachovia Corp. +	76,735	3,848,260
Wells Fargo & Co.	117,559	4,187,452

		12,233,659

Beverages - 5.89%
The Coca-Cola Co.	78,357	4,503,177
PepsiCo., Inc.	63,250	4,633,695

		9,136,872

Biotechnology - 2.73%
Genentech, Inc.*	54,215	4,229,854

Computers - 5.84%
Dell, Inc. *	144,344	3,983,894
International Business Machines Corp.	43,042	5,070,348

		9,054,242

Cosmetics/Personal Care - 3.04%
Procter & Gamble Co.	67,026	4,714,609

Diversified Financial Services - 5.09%
Citigroup, Inc.	83,549	3,899,232
JPMorgan Chase & Co.	87,195	3,995,275

		7,894,507

Healthcare - Products - 2.82%
Johnson & Johnson	66,552	4,372,466

Insurance - 5.55%
American International Group, Inc.	56,436	3,817,895
Berkshire Hathaway, Inc., Class B *	1,210	4,781,920

		8,599,815

Internet - 2.87%
Google, Inc., Class A *	7,845	4,450,233

Media - 2.35%
Idearc, Inc.#	2,211	69,580
Time Warner, Inc.	194,930	3,578,915

		3,648,495

Miscellaneous Manufacturers - 5.78%
3M Co.	48,378	4,527,213
General Electric Co.	107,193	4,437,790

		8,965,003

Oil & Gas - 8.82%
Chevron Corp.	48,695	4,556,878
ConocoPhillips	52,215	4,582,910
Exxon Mobil Corp.	48,887	4,524,981

		13,664,769

Pharmaceuticals - 7.97%
Eli Lilly & Co.	73,395	4,178,378
Merck & Co., Inc.	82,315	4,254,862
Pfizer, Inc.	160,344	3,917,204

		12,350,444

Retail - 4.58%
Home Depot, Inc.	104,230	3,381,221
Wal-Mart Stores, Inc.	85,219	3,719,810

		7,101,031

Semiconductors - 8.35%
Applied Materials, Inc.	213,265	4,414,586
Intel Corp.	175,823	4,546,783
Texas Instruments, Inc.	108,990	3,987,944

		12,949,313

Software - 5.74%
Microsoft Corp.	139,345	4,105,104
Oracle Corp. *	221,113	4,787,096

		8,892,200

Telecommunications - 8.68%
AT&T, Inc.	98,775	4,179,170
Cisco Systems, Inc. *	147,204	4,873,925
Verizon Communications, Inc.	99,589	4,409,801

		13,462,896

Transportation - 2.72%
United Parcel Service, Inc.	56,113	4,214,086

TOTAL COMMON STOCKS (Cost $134,139,363) - 99.71%		154,584,628

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 0.22%
Blackrock TempCash Liquidity Fund, Institutional Shares #21 (Cost $343,889)	5.37%	343,889	343,889

TOTAL INVESTMENTS (Cost $134,483,252) - 99.93%			$154,928,517

Other Assets in Excess of Liabilities - 0.07%			100,483

NET ASSETS - 100.00%			$155,029,000

*	Non Income Producing Security.

^	Rate disclosed is as of September 30, 2007.

+	This security or a portion of the security is out on loan at September 30, 2007.

Total loaned securities had a market value of $2,225,156 at September 30, 2007.

#	This security is a spin off from Verizon Communications, Inc. The Fund will hold the security for a limited time.

See Notes to Quarterly Schedule of Investments.

BRIDGEWAY FUNDS, INC.

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

Industry Company	Shares	Value
COMMON STOCKS - 57.04%
Advertising - 0.11%
Omnicom Group, Inc.	2,000	$96,180

Aerospace/Defense - 1.30%
Boeing Co.	1,100	115,489
General Dynamics Corp.	1,400	118,258
Goodrich Corp.	1,800	122,814
Lockheed Martin Corp.	3,470	376,460
Northrop Grumman Corp.	2,200	171,600
Rockwell Collins, Inc.	1,000	73,040
United Technologies Corp.	1,740	140,035

		1,117,696

Agriculture - 0.60%
Archer-Daniels-Midland Co.	15,600	516,048

Apparel - 0.25%
Coach, Inc.* #	4,600	217,442

Auto Manufacturers - 0.20%
Paccar, Inc.	2,000	170,500

Auto Parts & Equipment - 0.99%
Cooper Tire & Rubber Co. #	30,000	732,000
Johnson Controls, Inc.	780	92,126
WABCO Holdings, Inc.	600	28,050

		852,176

Banks - 5.34%
Bank of America Corp. #	19,100	960,157
The Bank of New York Mellon Corp. #	8,032	354,533
BB&T Corp. #	6,500	262,535
Keycorp	5,400	174,582
Northern Trust Corp.	2,900	192,183
Regions Financial Corp. #	17,500	515,900
State Street Corp. +	3,300	224,928
SunTrust Banks, Inc. #	3,200	242,144
Synovus Financial Corp.#	1,000	28,050
US Bancorp #	30,300	985,659
Wachovia Corp. + #	7,389	370,558
Wells Fargo & Co. #	8,200	292,084

		4,603,313

Beverages - 1.17%
Anheuser-Busch Cos., Inc.	2,000	99,980
Brown-Forman Corp., Class B	2,500	187,275
The Coca-Cola Co.	4,300	247,121
Pepsi Bottling Group, Inc.	5,200	193,284
PepsiCo., Inc.	3,800	278,388

		1,006,048

Biotechnology - 0.41%
Biogen Idec, Inc.* #	2,200	145,926
Genzyme Corp.* #	3,300	204,468

		350,394

Chemicals - 0.95%
Monsanto Co. #	4,700	402,978
The Sherwin-Williams Co.	3,500	229,985
Sigma-Aldrich Corp.	3,800	185,212

		818,175

Commercial Services - 0.40%
Equifax, Inc.	2,600	99,112
Moody’s Corp.#	800	40,320
Robert Half International, Inc.	600	17,916
RR Donnelley & Sons Co. #	2,200	80,432
The Western Union Co.	5,100	106,947

		344,727

Computers - 2.06%
Apple, Inc.*	5,200	798,408
Hewlett-Packard Co.	7,800	388,362
International Business Machines Corp.	1,000	117,800
NCR Corp.* #	6,300	313,740
Network Appliance, Inc.* #	5,800	156,078

		1,774,388

Cosmetics/Personal Care - 0.77%
Colgate-Palmolive Co. #	4,400	313,808
The Estee Lauder Cos., Inc. #	1,600	67,936
Procter & Gamble Co. +	4,000	281,360

		663,104

Distribution/Wholesale - 0.05%
WW Grainger, Inc.	500	45,595

Diversified Financial Services - 3.16%
Ameriprise Financial, Inc.	2,780	175,446
The Bear Stearns Cos., Inc. #	700	85,967
The Charles Schwab Corp. #	16,300	352,080
CIT Group, Inc. #	4,900	196,980
Citigroup, Inc. #	5,100	238,017
Discover Financial Services	1,550	32,240
E*Trade Financial Corp.* #	11,400	148,884
Franklin Resources, Inc.	2,800	357,000
Goldman Sachs Group, Inc. #	1,100	238,414
Lehman Brothers Holdings, Inc. #	4,400	271,612
Merrill Lynch & Co., Inc.	1,600	114,048
Morgan Stanley + #	3,100	195,300
SLM Corp.	810	40,233
T Rowe Price Group, Inc. #	5,000	278,450

		2,724,671

Electric-Utilities - 0.56%
The AES Corp.* #	9,600	192,384
Allegheny Energy, Inc.*#	2,800	146,328
Dominion Resources, Inc./VA	760	64,068
Exelon Corp.	1,100	82,896

		485,676

Electrical Components & Equipment - 0.22%
Emerson Electric Co.	3,600	191,592

Electronics - 0.23%
Agilent Technologies, Inc.* #	1,900	70,072
Thermo Fisher Scientific, Inc.*	2,300	132,756

		202,828

Engineering & Construction - 0.76%
Fluor Corp.	800	115,184
McDermott International, Inc.* #	10,000	540,800

		655,984

Entertainment - 0.06%
International Game Technology	1,200	51,720

Environmental Control - 0.08%
Allied Waste Industries, Inc.* +	5,200	66,300

Food - 0.73%
Campbell Soup Co. #	3,200	118,400
Kraft Foods, Inc.	3,400	117,334
The Kroger Co.	3,800	108,376
Safeway, Inc.	8,700	288,057

		632,167

Forest Products & Paper - 0.19%
International Paper Co. #	4,500	161,415

Gas - 0.54%
Nicor, Inc.	2,700	115,830
Sempra Energy	6,000	348,720

		464,550

Healthcare - Products - 1.67%
Baxter International, Inc.	6,500	365,820
Becton Dickinson & Co.	3,420	280,611
CR Bard, Inc. + #	3,700	326,303
Medtronic, Inc.	1,000	56,410
St Jude Medical, Inc.*	1,080	47,595
Stryker Corp. #	5,260	361,678

		1,438,417

Healthcare-Services - 0.88%
Aetna, Inc.	2,900	157,383
Humana, Inc.*	3,000	209,640
Laboratory Corp. of America Holdings * +	800	62,584
Quest Diagnostics, Inc.	2,700	155,979
UnitedHealth Group, Inc.	3,600	174,348

		759,934

Home Furnishings - 0.06%
Whirlpool Corp. +	600	53,460

Household Products/Wares - 0.33%
Clorox Co. #	1,530	93,315
Kimberly-Clark Corp.	2,700	189,702

		283,017

Housewares - 0.10%
Newell Rubbermaid, Inc.	2,900	83,578

Insurance - 3.07%
ACE, Ltd.	1,400	84,798
Aflac, Inc.	800	45,632
The Allstate Corp.	1,000	57,190
AON Corp. + #	3,500	156,835
Berkshire Hathaway, Inc., Class B *	120	474,240
Chubb Corp.	4,500	241,380
Cigna Corp.	2,700	143,883
Genworth Financial, Inc.	2,600	79,898
Hartford Financial Services Group, Inc.	900	83,295

Metlife, Inc.	4,600	320,758
Principal Financial Group, Inc.	4,700	296,523
The Progressive Corp. #	5,520	107,143
Prudential Financial, Inc.	1,200	117,096
Safeco Corp.	3,420	209,373
The Travelers Cos., Inc.	4,500	226,530

		2,644,574

Internet - 0.74%
eBay, Inc.* #	6,900	269,238
Google, Inc., Class A *	600	340,362
Yahoo!, Inc.*	1,000	26,840

		636,440

Iron/Steel - 0.17%
United States Steel Corp.	1,400	148,316

Leisure Time - 0.15%
Harley-Davidson, Inc. #	2,900	134,009

Lodging - 0.27%
Hilton Hotels Corp.	2,300	106,927
Marriott International, Inc., Class A	3,000	130,410

		237,337

Machinery-Construction & Mining - 0.16%
Terex Corp.*	1,600	142,432

Machinery-Diversified - 0.09%
Deere & Co.	500	74,210

Media - 1.51%
Citadel Broadcasting Corp.	514	2,138
Comcast Corp., Class A * + #	10,950	264,771
The McGraw-Hill Cos., Inc.	4,000	203,640
News Corp., Class A	14,000	307,860
Time Warner, Inc. #	15,900	291,924
Walt Disney Co.	6,700	230,413

		1,300,746

Mining - 0.20%
Alcoa, Inc. #	1,600	62,592
Vulcan Materials Co. #	1,200	106,980

		169,572

Miscellaneous Manufacturers - 2.22%
Cooper Industries, Ltd., Class A	5,200	265,668
Danaher Corp.	3,400	281,214
Eaton Corp.	2,200	217,888
General Electric Co.	4,900	202,860
Honeywell International, Inc.	3,900	231,933
Illinois Tool Works, Inc. #	2,000	119,280
Parker Hannifin Corp. +	2,900	324,307
Textron, Inc.	4,400	273,724

		1,916,874

Office/Business Equipment - 0.08%
Pitney Bowes, Inc.	1,600	72,672

Oil & Gas - 4.06%
Anadarko Petroleum Corp.#	4,200	225,750
Apache Corp.#	2,400	216,144
Chevron Corp. #	3,878	362,903
ConocoPhillips #	5,487	481,594
EOG Resources, Inc. #	2,400	173,592
Exxon Mobil Corp. #	5,400	499,824
Hess Corp.	3,060	203,582
Marathon Oil Corp.	5,800	330,716
Nabors Industries, Ltd.* #	6,800	209,236
Occidental Petroleum Corp.	5,300	339,624
Rowan Cos., Inc.	1,200	43,896
Sunoco, Inc.	2,400	169,872
Valero Energy Corp.	3,700	248,566

		3,505,299

Oil & Gas Services - 0.87%
Baker Hughes, Inc. #	1,200	108,444
Halliburton Co. #	11,000	422,400
National Oilwell Varco, Inc.*	1,500	216,750

		747,594

Packaging & Containers - 0.07%
Pactiv Corp.*	2,100	60,186

Pharmaceuticals - 6.92%
Allergan, Inc. #	3,800	244,986
Bristol-Myers Squibb Co. #	62,400	1,798,368
Cardinal Health, Inc.	2,100	131,313
Express Scripts, Inc.* #	4,400	245,608
Gilead Sciences, Inc.*	9,800	400,526
Hospira, Inc.*	7,700	319,165
King Pharmaceuticals, Inc.*	5,500	64,460
Medco Health Solutions, Inc.*	3,500	316,365
Merck & Co., Inc. #	20,100	1,038,969
Pfizer, Inc.#	57,600	1,407,168

		5,966,928

Pipelines - 0.25%
El Paso Corp.	5,000	84,850
Spectra Energy Corp.	5,250	128,520

		213,370

Retail - 2.23%
Autozone, Inc.* #	1,700	197,438
Bed Bath & Beyond, Inc.* #	2,020	68,922
Circuit City Stores, Inc. + #	1,700	13,447
Costco Wholesale Corp. +	1,000	61,370
CVS Caremark Corp.	7,000	277,410
Dillard’s, Inc., Class A #	6,200	135,346
J.C. Penney Co., Inc. #	2,000	126,740
Ltd. Brands, Inc.	4,400	100,716
Nordstrom, Inc. #	5,000	234,450
Office Depot, Inc.* #	4,300	88,666
OfficeMax, Inc.	1,500	51,405
Sears Holdings Corp.* #	1,200	152,640
Staples, Inc. #	3,950	84,886
Starbucks Corp.*	3,700	96,940
Walgreen Co. #	2,500	118,100
Wal-Mart Stores, Inc. #	2,600	113,490

		1,921,966

Savings & Loans - 1.52%
Washington Mutual, Inc. #	37,043	1,307,988

Semiconductors - 1.51%
Altera Corp.		500	12,040
Applied Materials, Inc. #		10,700	221,490
Nvidia Corp.* #		21,300	771,912
Texas Instruments, Inc. #		8,070	295,281

			1,300,723

Software - 1.67%
Adobe Systems, Inc.* #		7,000	305,620
Automatic Data Processing, Inc.		3,700	169,941
BMC Software, Inc.*		3,920	122,422
Citrix Systems, Inc.* #		4,300	173,376
IMS Health, Inc.		2,800	85,792
Intuit, Inc.*		5,600	169,680
Novell, Inc.*		5,400	41,256
Oracle Corp.*		11,860	256,769
Paychex, Inc.		2,900	118,900

			1,443,756

Telecommunications - 4.30%
AT&T, Inc. + #		28,700	1,214,297
Ciena Corp.* #		5,942	226,271
Cisco Systems, Inc.*		14,900	493,339
Citizens Communications Co. +		8,800	126,016
Corning, Inc.		11,200	276,080
Embarq Corp.		385	21,406
Motorola, Inc.		5,300	98,209
Qualcomm, Inc. #		5,300	223,978
Sprint Nextel Corp.		12,800	243,200
Tellabs, Inc.*		9,400	89,488
Verizon Communications, Inc. #		15,100	668,628
Windstream Corp. +		1,964	27,732

			3,708,644

Toys/Games/Hobbies - 0.06%
Mattel, Inc. #		2,200	51,612

Transportation - 0.75%
CSX Corp. #		5,400	230,742
Norfolk Southern Corp.		1,900	98,629
Union Pacific Corp.		1,400	158,284
United Parcel Service, Inc., Class B		2,100	157,710

			645,365

TOTAL COMMON STOCKS (Cost $37,136,748) - 57.04%			49,181,708

	Rate ^	Shares
MONEY MARKET MUTUAL FUNDS - 3.85%
Blackrock TempCash Liquidity Fund,
Institutional Shares 24	5.34%	301,701	301,701
Blackrock TempCash Liquidity Fund,
Institutional Shares 21	5.37%	3,019,103	3,019,103

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $3,320,804)			3,320,804

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
CORPORATE NOTES (Cost $1,604,789) - 2.29%
Holding Companies-Diversified
Leucadia National Corp. 8/15/2013	7.750%	2,000,000	1,975,000

TOTAL CORPORATE NOTES (Cost $2,065,039)			1,975,000

U.S. GOVERNMENT OBLIGATIONS - 37.31%
U.S. Treasury Bills - 21.90%
10/11/2007	3.120%	3,000,000	2,997,402
11/1/2007	3.400%	2,000,000	1,994,148
11/8/2007	3.450%	3,500,000	3,487,267
11/23/2007	3.630%	4,000,000	3,978,636
12/13/2007	3.650%	3,000,000	2,977,809
2/7/2008	3.850%	3,500,000	3,451,690

			18,886,952

U.S. Treasury Notes - 15.41%
11/15/2007	3.000%	200,000	199,766
1/31/2008	4.375%	3,000,000	3,003,282
2/15/2008	3.375%	300,000	299,156
8/31/2008	4.875%	300,000	301,945
10/15/2008	3.125%	200,000	198,172
11/15/2008	3.375%	200,000	198,656
4/15/2009	3.125%	300,000	296,320
4/30/2009	4.500%	300,000	302,531
6/15/2009	4.000%	300,000	300,164
8/15/2009	3.500%	200,000	198,344
10/15/2009	3.375%	300,000	296,578
11/15/2009	3.500%	200,000	198,062
2/15/2010	3.500%	300,000	296,578
4/15/2010	4.000%	300,000	300,023
6/15/2010	3.625%	500,000	495,586
7/15/2010	3.875%	500,000	498,555
10/15/2010	4.250%	500,000	503,164
3/31/2011	4.750%	1,000,000	1,021,875
4/30/2011	4.875%	2,000,000	2,051,718
7/31/2011	4.875%	1,000,000	1,026,484
8/31/2011	4.625%	300,000	305,297
4/30/2012 +	4.500%	300,000	303,680
11/15/2013	4.250%	200,000	199,422
2/15/2015	4.000%	200,000	194,578
5/15/2017 +	4.500%	300,000	298,312

			13,288,248

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $32,015,817) - 37.31%			32,175,200

TOTAL INVESTMENTS (Cost $74,538,408) - 100.49%			$86,652,712
Other Liabilities in Excess of Assets - (0.49%)			(422,992)

NET ASSETS - 100.00%			$86,229,720

*	Non Income Producing Security.

+	This security or a portion of the security is out on loan at September 30, 2007.

Total loaned securities had a market value of $3,240,711 at September 30, 2007.

#	Security subject to call option written by the Fund.

^	Rates disclosed are as of September 30, 2007.

See Notes to Quarterly Schedule of Investments.

Schedule of Options Written

COVERED CALL OPTIONS WRITTEN

		Number of Contracts	Value
Adobe Systems, Inc.	Expiring October, 2007 at $45	35	$(1,838)
The AES Corp.	Expiring January, 2008 at $22.50	45	(3,150)
Agilent Technologies, Inc.	Expiring October, 2007 at $37.50	18	(1,062)
Alcoa, Inc.	Expiring January, 2008 at $42.50	8	(1,840)
Allegheny Energy, Inc.	Expiring October, 2007 at $60	14	(140)
Allergan, Inc.	Expiring October, 2007 at $65	20	(2,300)
Anadarko Petroleum Corp.	Expiring November, 2007 at $60	20	(1,200)
AON Corp.	Expiring October, 2007 at $42.50	12	(3,150)
Apache Corp.	Expiring October, 2007 at $95	12	(930)
Applied Materials, Inc.	Expiring October, 2007 at $22.5	25	(188)
AT&T, Inc.	Expiring January, 2008 at $45	100	(11,450)
AT&T, Inc.	Expiring October, 2007 at $42.50	100	(7,000)
Autozone, Inc.	Expiring December, 2007 at $130	9	(2,002)
Baker Hughes, Inc.	Expiring October, 2007 at $85	12	(7,680)
Bank of America Corp.	Expiring November, 2007 at $52.50	100	(5,750)
The Bank of New York Mellon Corp.	Expiring December, 2007 at $45	40	(7,700)
BB&T Corp.	Expiring December, 2007 at $42.50	20	(1,900)
The Bear Stearns Cos., Inc.	Expiring November, 2007 at $125	7	(4,620)
Bed Bath & Beyond, Inc.	Expiring October, 2007 at $35	10	(650)
Biogen Idec, Inc.	Expiring October, 2007 at $60	10	(6,900)
Bristol-Myers Squibb Co.	Expiring November, 2007 at $30	6	(387)
Bristol-Myers Squibb Co.	Expiring December, 2007 at $30	100	(9,800)
Campbell Soup Co.	Expiring November, 2007 at $40	16	(360)
The Charles Schwab Corp.	Expiring December, 2007 at $22.50	40	(4,200)
Chevron Corp.	Expiring December, 2007 at $100	9	(1,710)
Ciena Corp.	Expiring October, 2007 at $40	30	(2,025)
Circuit City Stores, Inc.	Expiring January, 2008 at $12.50	9	(158)
Cisco Systems, Inc.	Expiring October, 2007 at $32.5	35	(4,007)
CIT Group, Inc.	Expiring October, 2007 at $40	37	(6,382)
CIT Group, Inc.	Expiring October, 2007 at $65	12	(30)
Citigroup, Inc.	Expiring December, 2007 at $50	25	(1,900)
Citrix System, Inc.	Expiring December, 2007 at $45	10	(1,150)
Clorox Co.	Expiring October, 2007 at $60	15	(2,100)
Coach, Inc.	Expiring November, 2007 at $52.50	11	(1,045)
Colgate Palmolive Co.	Expiring November, 2007 at $75	11	(550)
Comcast Corp.	Expiring October, 2007 at $30	25	(63)
ConocoPhillips	Expiring November, 2007 at $90	12	(2,778)
Cooper Tire & Rubber Co.	Expiring October, 2007 at $22.50	250	(58,750)
Cooper Tire & Rubber Co.	Expiring October, 2007 at $25	50	(4,250)
CR Bard, Inc.	Expiring October, 2007 at $85	9	(3,555)
CSX Corp.	Expiring January, 2008 at $50	12	(1,320)
Dillard’s, Inc.	Expiring October, 2007 at $25	62	(620)
E*Trade Financial Corp.	Expiring January, 2008 at $15	57	(5,273)
E*Trade Financial Corp.	Expiring October, 2007 at $15	57	(855)
eBay, Inc.	Expiring January, 2008 at $45	35	(3,237)
EOG Resources, Inc	Expiring October, 2007 at $80	12	(300)
The Estee Lauder Cos., Inc.	Expiring January, 2008 at $45	16	(2,160)
Express Scripts, Inc.	Expiring November, 2007 at $57.50	22	(4,180)
Exxon Mobil Corp.	Expiring October, 2007 at $100	14	(175)
Genzyme Corp.	Expiring October, 2007 at $70	16	(120)
The Goldman Sachs Group, Inc.	Expiring October, 2007 at $220	6	(2,400)
Halliburton Co.	Expiring October, 2007 at $40	30	(1,425)
Harley Davidson, Inc.	Expiring October, 2007 at $50	14	(315)
Harley Davidson, Inc.	Expiring November, 2007 at $67.50	15	(38)
Illinois Tool Works, Inc.	Expiring December, 2007 at $65	10	(825)

International Paper Co.	Expiring October, 2007 at $40	20	(50)
J.C. Penney, Inc.	Expiring January, 2008 at $75	10	(1,550)
Lehman Brothers Holdings, Inc.	Expiring October, 2007 at $60	24	(7,320)
Lehman Brothers Holdings, Inc.	Expiring October, 2007 at $75	20	(150)
Mattel, Inc.	Expiring November, 2007 at $25	11	(605)
McDermott International, Inc.	Expiring October, 2007 at $40	100	(141,000)
Merck & Co., Inc.	Expiring October, 2007 at $52.50	82	(6,560)
Merck & Co., Inc.	Expiring October, 2007 at $55	91	(1,365)
Monsanto Co.	Expiring October, 2007 at $75	15	(16,575)
Moody’s Corp.	Expiring October, 2007 at $50	8	(1,920)
Morgan Stanley	Expiring October, 2007 at $90	7	(35)
Nabors Industries, Ltd.	Expiring December, 2007 at $37.50	30	(750)
NCR Corp.	Expiring October, 2007 at $60	20	(100)
Network Appliance, Inc.	Expiring December, 2007 at $30	15	(1,500)
Nordstrom, Inc.	Expiring October, 2007 at $55	12	(30)
Nvidia Corp.	Expiring December, 2007 at $35	50	(20,500)
Office Depot, Inc.	Expiring October, 2007 at $22.50	43	(1,290)
Pfizer, Inc.	Expiring November, 2007 at $25	100	(4,750)
Pfizer, Inc.	Expiring December, 2007 at $25	250	(18,125)
The Progressive Corp.	Expiring October, 2007 at $22.50	55	(137)
Qualcomm, Inc.	Expiring October, 2007 at $47.50	25	(338)
RR Donnelley & Sons Co.	Expiring January, 2008 at $40	11	(990)
Regions Financial Corp.	Expiring November, 2007 at $30	170	(17,000)
Sears Holdings Corp.	Expiring December, 2007 at $150	12	(2,850)
Staples, Inc.	Expiring December, 2007 at $25	11	(192)
Stryker Corp.	Expiring December, 2007 at $70	25	(7,313)
SunTrust Banks, Inc.	Expiring October, 2007 at $90	10	(25)
Synovus Financial Corp.	Expiring November, 2007 at $35	10	(100)
T Rowe Price Group, Inc.	Expiring October, 2007 at $55	15	(3,262)
Texas Instruments, Inc.	Expiring October, 2007 at $40	25	(150)
Time Warner, Inc.	Expiring October, 2007 at $22.50	35	(88)
US Bancorp	Expiring December, 2007 at $35	100	(4,000)
Verizon Communications, Inc.	Expiring October, 2007 at $45	50	(1,875)
Verizon Communications, Inc.	Expiring October, 2007 at $42.50	40	(7,800)
Vulcan Materials Co.	Expiring November, 2007 at $120	6	(45)
Vulcan Materials Co.	Expiring November, 2007 at $95	6	(1,710)
Wachovia Corp.	Expiring January, 2008 at $52.50	18	(1,620)
Wachovia Corp.	Expiring October, 2007 at $50	18	(2,205)
Walgreen Co.	Expiring November, 2007 at $47.50	12	(1,620)
Wal-Mart Stores	Expiring October, 2007 at $45	13	(487)
Washington Mutual, Inc.	Expiring January, 2008 at $37.50	60	(9,900)
Washington Mutual, Inc.	Expiring October, 2007 at $42.50	150	(1,125)
Washington Mutual, Inc.	Expiring October, 2007 at $40	160	(2,800)
Wells Fargo & Co.	Expiring October, 2007 at $35	20	(2,700)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $518,798)			$(494,400)

PUT OPTIONS WRITTEN

		Number of Contracts	Value
Bank of America, Inc.	Expiring October, 2007 at $50	50	$(3,750)
Bank of America, Inc.	Expiring November, 2007 at $50	100	(12,750)
Cooper Tire & Rubber Co.	Expiring October, 2007 at $22.50	150	(5,250)
Deckers Outdoor Corp.	Expiring October, 2007 at $100	50	(7,000)
Deckers Outdoor Corp.	Expiring October, 2007 at $85	50	(500)
Fresh Del Monte Produce	Expiring October, 2007 at $25	30	(300)
Fresh Del Monte Produce	Expiring December, 2007 at $25	104	(5,980)
Garmin, Ltd.	Expiring October, 2007 at $90	50	(750)
Intuitive Surgical, Inc.	Expiring October, 2007 at $210	70	(38,850)
Invitrogen Corp.	Expiring October, 2007 at $70	20	(50)
Invitrogen Corp.	Expiring October, 2007 at $80	100	(8,750)
McDermott International, Inc.	Expiring November, 2007 at $40	100	(3,000)
McDermott International, Inc.	Expiring November, 2007 at $50	200	(32,500)
National City Corp.	Expiring October, 2007 at $25	50	(4,125)
Owens-Illinois, Inc.	Expiring October, 2007 at $40	300	(19,500)
Pfizer, Inc.	Expiring December, 2007 at $22.50	50	(1,875)
Potash Corp. of Saskatchewan	Expiring October, 2007 at $80	75	(750)
Potash Corp. of Saskatchewan	Expiring October, 2007 at $95	100	(10,500)
Priceline.com, Inc.	Expiring October, 2007 at $85	15	(2,437)
Regions Financial Corp.	Expiring November, 2007 at $30	170	(22,950)
Research in Motion	Expiring October, 2007 at $70	120	(1,920)
Sigma Designs, Inc.	Expiring October, 2007 at $45	200	(23,500)
Southern Copper Corp.	Expiring October, 2007 at $110	75	(8,625)
US Bancorp	Expiring December, 2007 at $32.50	100	(11,250)
Verizon Communications, Inc	Expiring January, 2008 at $42.50	50	(7,250)
Verizon Communications, Inc	Expiring October, 2007 at $42.50	50	(1,625)
Wachovia Corp.	Expiring October, 2007 at $50	200	(21,000)
Washington Mutual, Inc.	Expiring October, 2007 at $30	50	(1,000)

TOTAL PUT OPTIONS WRITTEN (Premiums received $475,797)			$(257,737)

TOTAL OPTIONS WRITTEN (Premiums received $994,595)			$(752,137)

BRIDGEWAY FUNDS, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

1.	Organization:

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Bridgeway is organized as a series fund which currently has 11 investment funds (collectively, the “Funds”): Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index, and Balanced Funds.

Bridgeway is authorized to issue 1,000,000,000 shares of common stock at $0.001 per share. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares have been classified in the Ultra-Small Company Market Fund. 10,000,000 shares have been classified in the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Large-Cap Value Funds. 50,000,000 shares have classified into the Balanced Fund. All shares outstanding currently represent Class N shares.

Amounts disclosed above for each Fund that have been authorized do not include Class R shares, of which there are none currently issued and outstanding.

The Aggressive Investors 1 Fund and the Micro-Cap Limited Fund are closed to new investors. The Ultra-Small Company Fund is closed to all investors.

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large-Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Balanced Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America.

Securities, Options, Futures and Other Investments Valuation

Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the average of the best bid and best asked quotations. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Securities Lending

Upon lending its securities to third parties, the Fund receives compensation in the form of fees. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2007, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Securities Received as Collateral
Aggressive Investors 1	$62,791,284	$64,916,204
Aggressive Investors 2	$143,523,860	$148,300,773
Ultra Small Company	$12,341,485	$12,782,808
Ultra Small Company Market	$219,542,583	$234,536,666
Micro-Cap Limited	$9,264,981	$9,830,560
Small Cap Growth	$28,503,765	$29,537,699
Small Cap Value	$43,181,258	$45,939,938
Large Cap Growth	$7,175,118	$7,474,970
Large Cap Value	$3,118,385	$3,240,460
Blue Chip 35 Index	$2,225,156	$2,307,240
Balanced	$3,240,711	$3,341,368

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Risks and Uncertainties

The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements and financial highlights.

Security Transactions, Expenses, Gains and Losses and Allocations

Fund expenses that are not series specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Balanced Fund, discounts and premiums are accreted/amortized on the effective interest method.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. The Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2007 none of the Funds had futures contracts open.

Options

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by the Fund for the purchase of a call or a put option is included in the Fund’s Schedule of Investments as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written is assigned, the amount of the premium originally received reduces the costs of the security that the Fund purchased upon exercise of the option. Buying calls increases the Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit the Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts

The Aggressive Investors 1 Fund, Aggressive Investors 2 Fund, and Balanced Fund may write call options on a covered basis, that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Only Balanced Fund had outstanding written options as of September 30, 2007.

A summary of the option transactions written by the Balanced Fund follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, June 30, 2007	3,906	$515,704	3,140	$413,618
Positions Opened	4,821	739,902	5,283	1,062,089
Exercised	(755)	(169,429)	(1,211)	(172,368)
Expired	0	0	0	0
Closed	(4,300)	(567,379)	(4,533)	(827,542)

Outstanding, September 30, 2007	3,672	$518,798	2,679	$475,797

Market Value, September 30, 2007		$494,400		$257,737

Swaps

Each Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser. The swaps are entered into to reduce cash drag and are settled at the end of each month. The underlying assets for each swap is the Fund’s market value. The following swaps were open as of September 30, 2007:

Portfolio	Swap Counterparty	Notional Principal	Maturity Date	Net Unrealized Gain\(Loss)
Aggressive Investors 1	Reflow Management Co.	$1,838,776	October 1, 2007	($23,795)
Small-Cap Growth	Reflow Management Co.	843,483	October 1, 2007	(8,980)
Small-Cap Value	Reflow Management Co.	2,075,401	October 1, 2007	(13,928)

Indemnification

Under the Company’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

3. Federal Income Taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax is provided.

Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Bridgeway Aggressive Investors 1 Fund
Gross appreciation	$82,553,491
Gross depreciation	(5,518,497)
Net unrealized appreciation	77,034,994
Cost of investments	$295,777,422
Bridgeway Aggressive Investors 2 Fund:
Gross appreciation	$156,683,370
Gross depreciation	(12,227,176)
Net unrealized appreciation	144,456,194
Cost of investments	$590,577,852
Bridgeway Ultra-Small Company Fund
Gross appreciation	$33,938,998
Gross depreciation	(3,191,919)
Net unrealized appreciation	30,747,079
Cost of investments	$101,546,451
Bridgeway Ultra-Small Company Market Fund:
Gross appreciation	$435,766,887
Gross depreciation	(63,969,872)
Net unrealized appreciation	371,797,015
Cost of investments	$723,363,183
Bridgeway Micro-Cap Limited Fund:
Gross appreciation	$11,433,172
Gross depreciation	(1,877,468)
Net unrealized appreciation	9,555,704
Cost of investments	$48,325,489
Bridgeway Small-Cap Growth Fund
Gross appreciation	$48,569,961
Gross depreciation	(4,716,966)
Net unrealized appreciation	43,852,995
Cost of investments	$121,837,723
Bridgeway Small-Cap Value Fund
Gross appreciation	$76,836,550
Gross depreciation	(11,406,366)
Net unrealized appreciation	65,430,184
Cost of investments	$246,513,076

Bridgeway Large-Cap Growth Fund
Gross appreciation	$37,890,659
Gross depreciation	(1,010,518)
Net unrealized appreciation	36,880,141
Cost of investments	$140,336,548
Bridgeway Large-Cap Value Fund
Gross appreciation	$18,686,643
Gross depreciation	(276,157)
Net unrealized appreciation	18,410,486
Cost of investments	$60,318,675
Bridgeway Blue Chip 35 Index Fund:
Gross appreciation	$22,088,561
Gross depreciation	(1,643,296)
Net unrealized appreciation	20,445,265
Cost of investments	$134,483,252
Bridgeway Balanced Fund*:
Gross appreciation	$12,969,011
Gross depreciation	(854,707)
Net unrealized appreciation	12,114,304
Cost of investments	$74,538,408

*	Does not include written options.

Item 2.	Controls and Procedures.

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant BRIDGEWAY FUNDS, INC.

By	/s/ Michael D. Mulcahy
Michael D. Mulcahy President and Principal Executive Officer

Date	11/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael D. Mulcahy
Michael D. Mulcahy President and Principal Executive Officer

Date	11/26/07

By	/s/ Linda Giuffre
Linda Giuffre Treasurer and Principal Financial Officer

Date	11/26/07